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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781

                      	  Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2010 through January 31, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



Pioneer Classic
Balanced Fund

--------------------------------------------------------------------------------
Semiannual Report | January 31, 2011
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   AOBLX
Class B   ASBBX
Class C   PCBCX
Class Y   AYBLX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                              10
Prices and Distributions                       11
Performance Update                             12
Comparing Ongoing Fund Expenses                16
Schedule of Investments                        18
Financial Statements                           41
Notes to Financial Statements                  49
Approval of Investment Advisory Agreement      57
Trustees, Officers and Service Providers       61


               Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     1

President's Letter

Dear Shareowner,

In 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remained a problem throughout the year. Wary investors, concerned about risk, gravitated towards cash and bonds for most of 2010, until better economic news in the final few months of the year caused a slight shift in investor sentiment back towards stocks, thus lifting equity returns.

As we enter 2011, Pioneer remains generally optimistic about the prospects for economic recovery. The recovery process may occur more slowly than many would like, and may be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest in both equities and bonds.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, while equity markets barely budged, even though equity valuations were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors. Ultimately, many of those long-term investors were rewarded when the equity markets finally rallied over the last few months of 2010.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets


2     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11
your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.


Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


               Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     3

Portfolio Management Discussion | 1/31/11

Domestic stocks staged a robust rally over the six months ended January 31, 2011, while the bond market delivered generally modest returns. In the following interview, Portfolio Managers Richard Schlanger and Walter Hunnewell, Jr., discuss the investment environment and the factors that affected the performance of Pioneer Classic Balanced Fund over the six months ended January 31, 2011. Mr. Schlanger, a vice president at Pioneer, is a member of Pioneer's Fixed-Income team and Mr. Hunnewell, also a vice president at Pioneer, is a member of Pioneer's Equity Team. Together, they are responsible for the day-to-day management of the Fund.

Q  How did the Fund perform over the six months ended January 31, 2011?

A Pioneer Classic Balanced Fund's Class A shares produced a total return of 12.80% at net asset value over the six months ended January 31, 2011, while the Fund's benchmarks, the Standard & Poor's 500 Index (the S&P 500) and the Barclays Capital Government/Credit Bond Index (the Barclays Index), returned 17.93% and 0.00%, respectively. Over the same six-month period, the average return of the 523 mutual funds in Lipper's Mixed-Asset Target Allocation Moderate Funds category was 10.39%.

Q What were the principal factors that influenced the Fund's performance for the six months ended January 31, 2011?

A The decision to overweight equities helped the Fund's performance relative to its Lipper peers during a period when stocks returned to favor. The domestic equity market marched steadily upward over the final five months of the period, after trading off somewhat at the beginning of the period (mid-summer
   2010). A combination of several factors motivated investors to drive up equity prices. First, the U.S. Federal Reserve Board (the Fed) kept financial liquidity pouring into the capital markets, maintaining very low short-term interest rates while announcing a second round of quantitative easing ("QE2"), which entails purchasing Treasury bonds in the open market. Meanwhile, the corporate profits picture kept improving, with most corporations reporting better-than-anticipated earnings results. As that happened, corporate cash reserves swelled and company balance sheets continued to strengthen. In the rising market, the more cyclical stocks tended to outperform, with the energy sector producing the best results, followed by the materials, industrials and consumer discretionary sectors. Utilities was the worst-performing sector during the six months ended January 31, 2011, with stocks in consumer staples and health care also underperforming the overall market.


4     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

   The situation was somewhat different in the fixed-income market, where returns were generally restrained. Helped by the Fed's decision to promote market liquidity by buying Treasuries through QE2 -- principally those with maturities of less than 10 years -- intermediate-term securities outperformed longer- and shorter-term issues. Meanwhile, the evidence of an improving economy, along with stronger corporate balance sheets, encouraged investors to move into corporate bonds, which outperformed government securities and other high-quality investments. The trend worked to the advantage of the Fund's fixed-income portfolio, which was overweight to corporate bonds from the industrials and financials sectors.

   The Fund emphasized equities throughout the six-month period. At the start of the period, 62.3% of the Fund's net assets were invested in stocks. The weighting climbed to 64.4% by the end of the period on January 31, 2011, principally because of the effects of the appreciating value of the portfolio's equity investments.

Q What was the Fund's equity strategy and how did that affect performance results over the six months ended January 31, 2011?

A The Fund's equity portfolio outperformed the S&P 500 over the period (though the Fund's total return underperformed the index). Performance was helped both by the Fund's sector weightings and individual stock selection decisions. We maintain a core investment strategy, focusing on finding good opportunities for the Fund among both growth and value stocks, with a tilt in favor of higher-dividend stocks. The bias in favor of dividend-producing stocks does not prevent us from investing the Fund in high-growth, low-dividend shares, but in the aggregate we would like the Fund to have a higher average dividend than the S&P 500. At the end of the period, the Fund's equity investments were producing a 2.1% average dividend, compared to a 1.8% average dividend for the S&P 500. Our investment approach is fundamental, driven by analysis of individual stocks, and the Fund's sector weightings tend to be the result of our individual stock decisions.

   In general, we overweighted the Fund to outperforming sectors and underweighted it to the weaker performers, with the largest overweights in the industrials, materials and energy sectors. The Fund's largest underweights were in financials, consumer staples and utilities. By sector, the biggest boost for the Fund's performance over the six-month period came from our de-emphasis of utilities stocks and the Fund's overweight position in the energy sector.

   Unfortunately, not all of the Fund's sector weightings had positive results during the period. For example, an overweight position in health care proved to be a drag on relative performance during the six months ended January 31, 2011. We have favored health care because of the sector's high


               Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     5
   dividends and long-term prospects, but the group continued to underperform during the six-month period, partly because of persistent worries about the effects that government-mandated industry reforms would have on the profits of health care-related companies.

   Stock selections in the financials, consumer staples and telecommunication services sectors all tended to help the Fund's performance during the six-month period. The top individual contributor to relative performance was a financials stock, Lazard, which is an investment banking and asset management company. Lazard's share price rebounded over the six-month period, driven by increased revenues from its advisory services in mergers-and-acquisitions and restructuring programs, as well as improving fees from its investment management business. Because it is a fee-based business not reliant on trading fees and leverage, Lazard also was less vulnerable to the controversies over executive compensation and market regulation that affected other investment banking firms. Among the more influential Fund contributors, Lazard was followed by Kennametal, an industrials company based in Latrobe, Pennsylvania, and Royal Dutch Shell, an energy corporation headquartered in the Netherlands. Kennametal, which produces metal-cutting components for industrial applications, saw its business improve as the global economy strengthened. Meanwhile, Royal Dutch Shell, an integrated oil company, benefited from the rising price of oil. Lazard, Kennametal and Royal Dutch Shell all were Fund investments outside of the S&P 500. Other equity investment decisions that helped support the Fund's performance results over the six months ended January 31, 2011, included not owning Bank of America, a company whose stock price corrected during the period, and holding a position in drug retailer Walgreen, which benefited as management's efforts to improve retail assortment and reduce selling, general and administrative costs began to show results.

   The largest single detractor from the performance of the Fund's equity portfolio during the six-month period was an overweight investment in Abbott Laboratories, the pharmaceutical company. Although Abbott Labs generated healthy profits, analysts were concerned that the company might be over-reliant on one drug, a treatment for rheumatoid arthritis, which could face new competition in the future. The company also was affected by market-wide worries about the effects of health care reform legislation on pharmaceuticals corporations. After Abbott Labs, the next-most influential detractor from the Fund's performance results was technology corporation Cisco Systems, which experienced a slowing of its growth trends, especially in its business of providing technology networking services to government agencies. The lack of any portfolio exposure to Apple also hurt relative performance, as the company continued to profit from its successful products. We have been reluctant to invest in Apple, however, in the face of headlined new competition in the smartphone and hand-held tablet categories. The


6     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

   Fund's overweight position in diversified industrials corporation 3M also held back performance during the six-month period. The market continues to be skeptical that 3M can sustain its current profitability; we are willing to be patient.

Q What was the Fund's fixed-income strategy over the six months ended January 31, 2011, and how did that affect performance results?

A We positioned the Fund's portfolio to benefit from the improving economy by overweighting the credit sectors, including corporate bonds. We moved to boost the Fund's positions in credit-sensitive securities by adding to existing positions in bank loans, and to investments in non-government agency mortgage-backed securities. In addition, we also invested the Fund in municipal bonds which, from a valuation standpoint, looked very attractive, as their tax-free yields were generally higher than the yields for Treasuries. We also somewhat extended the Fund's duration -- or its measure of price-sensitivity to changes in interest rates -- raising it from 4.03 years to 4.18 years during the six-month period.

   The Fund's fixed-income portfolio generated healthy results over the six-month period, helped by positions in lower-rated credits and overweights in securities from the financials and industrials sectors. At the end of the six-month period on January 31, 2011, 37.4% of the Fund's fixed-income portfolio assets were invested in BBB-rated securities and 17.5% were in A-rated issues. The Fund did have exposure to below-investment grade debt, which is rated BB or lower. At the end of the six-month period, 4.4% of the Fund's fixed-income portfolio assets were rated below-investment grade, and that exposure supported the Fund's performance results.

   Included among fixed-income investments that we added to the Fund's portfolio over the six-month period were debt issues of Swift Transportation, a transportation company; Expedia, the on-line travel service; Goldfields, a mining company; investment banking firm Morgan Stanley; and energy corporation Williams Company. We also sold from the portfolio some shorter-maturity positions in securities of Wells Fargo, Medtronic and Consolidated Edison, as well as some State of Illinois municipal debt.

Q  What is your investment outlook?

A We anticipate that 2011 will be a more challenging year for fixed-income investors than was 2010, when overweighting lower-credit quality securities and some individual sectors was the path to outperformance. In an era of economic growth, in which corporations have been able to solidify their financial balance sheets, it is very possible that many companies will look to make acquisitions and take other actions to benefit equity shareholders. Those policies may not always work to the advantage of bond investors. As a consequence, we plan continually to monitor all of the Fund's corporate


               Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     7
   bond holdings to ensure that the issuing companies remain financially solid. We also may start repositioning the Fund for the time when the Fed starts gradually to tighten monetary policy, which would include raising short-term interest rates. While we do not necessarily expect the Fed to raise rates in 2011, we do believe the bond market will start to anticipate the eventual rate hikes and that longer-term interest rates may begin to drift higher. At the same time, the bond market still could stage some transitory rallies in reaction to external events, such as aggravation of sovereign debt problems in Europe or even the enforcement of debt ceilings in the United States.

   Looking ahead, we plan to keep the Fund underweighted in Treasuries, which we do not believe offer attractive values. At the present time, the only government-related investments that appear especially appealing to us are municipal bonds, which are cheap by historical standards, given their yield premiums over Treasuries.

   We also see opportunities as well as challenges when assessing the equity outlook. In general, we are optimistic about the prospects for continued growth of the domestic economy, where we have started to see some improvement in employment trends and evidence that banks have begun to increase their lending activities. We are concerned, however, about the potential impact of Europe's sovereign debt problems and the effects they could have on the earnings of some companies. We also plan to watch carefully, and to assess the impact of any interest rate hikes in the United States.

   We do not shift the Fund's sector overweights and underweights with a prescient view of the future economy. Instead, our incremental investment approach for the Fund, primarily, is based on identifying individual company opportunities. We have, in recent months, made some changes on the margin by buying and selling certain stocks, especially those of companies that tend to do well early in economic cycles. Those transactions have had the effect of reducing the Fund's emphasis on more cyclical areas of the economy. We have, for example, reduced the Fund's exposure to energy, industrials, consumer discretionary and information technology stocks, while increasing the emphasis on consumer staples and telecommunication services stocks, and in stocks that typically do better later in economic cycles.

   We expect the stock market will become more selective in the approaching months and that major sector trends may have less of an impact on relative performance. Having said that, we do plan to look for opportunities in health care, a sector where valuations are reasonable and dividends attractive. At some point, we would expect the performance of stocks in the sector to improve.

   We also would expect that strong global growth trends should keep offering investment opportunities in domestic companies that sell to worldwide


8     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11
   markets in sectors such as industrials, energy, materials, consumer discretionary and consumer staples.

Please refer to the Schedule of Investments on pages 18-40 for a full listing of Fund securities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of the issuers of the underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


               Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     9

Portfolio Summary | 1/31/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                              54.9%
U.S. Corporate Bonds                            19.5%
U.S. Government Securities                       7.1%
Temporary Cash Investments                       6.5%
Depositary Receipts for International Stocks     5.6%
Collateralized Mortgage Obligations              3.8%
Asset Backed Securities                          1.4%
Municipal Bonds                                  0.9%
Senior Secured Loans                             0.2%
Foreign Government Bonds                         0.1%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

Financials                                      25.0%
Energy                                          12.1%
Information Technology                          11.4%
Industrials                                     10.7%
Government                                       8.5%
Consumer Discretionary                           8.3%
Health Care                                      7.7%
Consumer Staples                                 6.0%
Materials                                        5.1%
Telecommunication Services                       3.3%
Utilities                                        1.5%
Unassigned                                       0.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)


 1.    Teva Pharmaceutical Industries, Ltd.         2.48%
--------------------------------------------------------------------------------
 2.    Lazard, Ltd. (b)                             2.38
--------------------------------------------------------------------------------
 3.    Philip Morris International, Inc.            2.12
--------------------------------------------------------------------------------
 4.    United Technologies Corp.                    2.05
--------------------------------------------------------------------------------
 5.    Royal Dutch Shell Plc (A.D.R.)               2.03
--------------------------------------------------------------------------------
 6.    McDonald's Corp.                             1.95
--------------------------------------------------------------------------------
 7.    Viacom, Inc. (Class B)                       1.68
--------------------------------------------------------------------------------
 8.    3M Co.                                       1.67
--------------------------------------------------------------------------------
 9.    Exxon Mobil Corp.                            1.64
--------------------------------------------------------------------------------
10.    Emerson Electric Co.                         1.59
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


10     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

Prices and Distributions | 1/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class           1/31/11           7/31/10
--------------------------------------------------------------------------------
       A              $ 9.46            $ 8.49
--------------------------------------------------------------------------------
       B              $ 9.39            $ 8.43
--------------------------------------------------------------------------------
       C              $ 9.43            $ 8.47
--------------------------------------------------------------------------------
       Y              $ 9.46            $ 8.49
--------------------------------------------------------------------------------


Distributions per Share: 8/1/09-1/31/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.1104               $ --             $ --
--------------------------------------------------------------------------------
       B            $ 0.0683               $ --             $ --
--------------------------------------------------------------------------------
       C            $ 0.0699               $ --             $ --
--------------------------------------------------------------------------------
       Y            $ 0.1192               $ --             $ --
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Government/Credit Bond Index measures the performance of all debt obligations of the U.S. government agencies and all investment-grade domestic corporate debt. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 12-15.


              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     11

Performance Update | 1/31/11                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Classic Balanced Fund at public offering price, compared to that of the Standard & Poor's 500 Index and Barclays Capital Government/Credit Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
------------------------------------------------------------
                             Net Asset       Public Offering
Period                       Value (NAV)     Price (POP)
------------------------------------------------------------
10 Years                      4.78%          4.30%
5 Years                       4.42           3.46
1 Year                       13.99           8.86
------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
------------------------------------------------------------
                              Gross          Net
------------------------------------------------------------
                              1.31%          1.16%
------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment


                          Pioneer              Barclay          Standard &
                          Classic         Government/Credit     Poor's 500
                        Balanced Fund        Bond Index           Index
1/31/2001                  $9,550              $10,000           $10,000
1/31/2002                  $9,836              $10,750            $8,387
1/31/2003                  $9,023              $11,849            $6,457
1/31/2004                 $10,825              $12,515            $8,688
1/31/2005                 $11,322              $13,012            $9,228
1/31/2006                 $12,271              $13,204           $10,186
1/31/2007                 $13,719              $13,717           $11,663
1/31/2008                 $13,737              $15,000           $11,393
1/31/2009                 $10,205              $15,321            $6,994
1/31/2010                 $13,365              $16,506            $9,311
1/31/2011                 $15,234              $17,349           $11,378


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of the maximum 4.50% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Classic Balanced Fund acquired the assets and liabilities of AmSouth Balanced Fund on September 23, 2005. The performance shown for Class A and Class B shares of the Fund for periods prior to September 23, 2005, is based on the performance of AmSouth Balanced Fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.


12     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

Performance Update | 1/31/11                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Classic Balanced Fund, compared to that of the Standard & Poor's 500 Index and Barclays Capital Government/Credit Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemeed
-----------------------------------------------------------------
10 Years                      3.91%          3.91%
5 Years                       3.49           3.49
1 Year                       13.04           9.04
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              2.22%          2.06%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment


                          Pioneer              Barclay          Standard &
                          Classic         Government/Credit     Poor's 500
                        Balanced Fund        Bond Index           Index
1/31/2001                 $10,000              $10,000           $10,000
1/31/2002                 $10,226              $10,750            $8,387
1/31/2003                  $9,309              $11,849            $6,457
1/31/2004                 $11,084              $12,515            $8,688
1/31/2005                 $11,500              $13,012            $9,228
1/31/2006                 $12,363              $13,204           $10,186
1/31/2007                 $13,717              $13,717           $11,663
1/31/2008                 $13,607              $15,000           $11,393
1/31/2009                 $10,012              $15,321            $6,994
1/31/2010                 $12,985              $16,506            $9,311
1/31/2011                 $14,678              $17,349           $11,378


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC is 4% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Classic Balanced Fund acquired the assets and liabilities of AmSouth Balanced Fund on September 23, 2005. The performance shown for Class A and Class B shares of the Fund for periods prior to September 23, 2005, is based on the performance of AmSouth Balanced Fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.


              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     13

Performance Update | 1/31/11                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Classic Balanced Fund, compared to that of the Standard & Poor's 500 Index and Barclays Capital Government/Credit Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemeed
-----------------------------------------------------------------
10 Years                      3.98%           3.98%
5 Years                       3.51            3.51
1 Year                       12.99           12.99
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              2.06%           2.06%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment


                          Pioneer              Barclay          Standard &
                          Classic         Government/Credit     Poor's 500
                        Balanced Fund        Bond Index           Index
1/31/2001                 $10,000              $10,000           $10,000
1/31/2002                 $10,226              $10,750            $8,387
1/31/2003                  $9,309              $11,849            $6,457
1/31/2004                 $11,084              $12,515            $8,688
1/31/2005                 $11,500              $13,012            $9,228
1/31/2006                 $12,432              $13,204           $10,186
1/31/2007                 $13,789              $13,717           $11,663
1/31/2008                 $13,690              $15,000           $11,393
1/31/2009                 $10,075              $15,321            $6,994
1/31/2010                 $13,071              $16,506            $9,311
1/31/2011                 $14,769              $17,349           $11,378


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/12 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Classic Balanced Fund acquired the assets and liabilities of AmSouth Balanced Fund on September 23, 2005. The performance shown for Class C shares for periods prior to September 23, 2005, is based upon the performance of the Predecessor Fund's Class B shares as adjusted to reflect sales charges applicable to Class C shares (but not other differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.


14     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

Performance Update | 1/31/11                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Classic Balanced Fund, compared to that of the Standard & Poor's 500 Index and Barclays Capital Government/Credit Bond Index.


Average Annual Total Returns
(As of January 31, 2011)
-----------------------------------------------------------------
                             If              If
Period                       Held            Redeemeed
-----------------------------------------------------------------
10 Years                      5.06%           5.06%
5 Years                       4.78            4.78
1 Year                       14.36           14.36
-----------------------------------------------------------------


Expense Ratio
(Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                             Gross           Net
-----------------------------------------------------------------
                              0.78%           0.78%
-----------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $5,000,000 Investment


                          Pioneer              Barclay          Standard &
                          Classic         Government/Credit     Poor's 500
                        Balanced Fund        Bond Index           Index
1/31/2001                 $5,000,000         $5,000,000          $5,000,000
1/31/2002                 $5,161,261         $5,374,823          $4,193,248
1/31/2003                 $4,746,302         $5,924,250          $3,228,535
1/31/2004                 $5,697,023         $6,257,338          $4,343,873
1/31/2005                 $5,966,886         $6,505,974          $4,614,162
1/31/2006                 $6,482,148         $6,602,016          $5,092,888
1/31/2007                 $7,272,868         $6,858,316          $5,831,306
1/31/2008                 $7,309,368         $7,500,187          $5,696,442
1/31/2009                 $5,446,744         $7,660,258          $3,496,852
1/31/2010                 $7,159,551         $8,252,776          $4,655,620
1/31/2011                 $8,187,716         $8,674,475          $5,689,242


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Classic Balanced Fund acquired the assets and liabilities of AmSouth Balanced Fund on September 23, 2005. The performance shown for Class Y shares of the Fund for periods prior to September 23, 2005, is based on the performance of AmSouth Balanced Fund's Class I shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 6/1/12 for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Classic Balanced Fund

Based on actual returns from August 1, 2010, through January 31, 2011.


-------------------------------------------------------------------------------------------
Share Class                       A                B                C                Y
-------------------------------------------------------------------------------------------
Beginning Account Value       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
on 8/1/10
-------------------------------------------------------------------------------------------
Ending Account                $ 1,128.00       $ 1,122.40       $ 1,122.00       $ 1,129.10
Value (after
expenses)
on 1/31/11
-------------------------------------------------------------------------------------------
Expenses Paid                 $     6.22       $    11.02       $    10.70       $     4.35
During Period*
-------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 2.06%, 2.00% and 0.81% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period multiplied by 184/365 (to reflect the partial year period).


16     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


Expenses Paid on a $1,000 Investment in Pioneer Classic Balanced Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from August 1, 2010, through January 31, 2011.



-------------------------------------------------------------------------------------------
Share Class                       A                B                C                Y
-------------------------------------------------------------------------------------------
Beginning Account Value       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
on 8/1/10
-------------------------------------------------------------------------------------------
Ending Account                $ 1,019.36       $ 1,014.82       $ 1,015.12       $ 1,021.12
Value (after
expenses)
on 1/31/11
-------------------------------------------------------------------------------------------
Expenses Paid                 $     5.90       $    10.46       $    10.16       $     4.13
During Period*
-------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 2.06%, 2.00% and 0.81% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period multiplied by 184/365 (to reflect the partial year period).


              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     17

Schedule of Investments | 1/31/11 (unaudited)


------------------------------------------------------------------------------
Shares                                                            Value
------------------------------------------------------------------------------
                 PREFERRED STOCK -- 0.0%
                 DIVERSIFIED FINANCIALS -- 0.0%
                 Diversified Financial Services -- 0.0%
 3,000           Citigroup Capital XIII, 7.875%, 10/30/40         $     80,190
------------------------------------------------------------------------------
                 TOTAL PREFERRED STOCK
                 (Cost $81,150)                                   $     80,190
------------------------------------------------------------------------------
                 COMMON STOCKS -- 64.3%
                 ENERGY -- 9.2%
                 Integrated Oil & Gas -- 3.7%
58,962           Exxon Mobil Corp.                                $  4,757,054
83,345           Royal Dutch Shell Plc (A.D.R.) (b)                  5,916,662
                                                                  ------------
                                                                  $ 10,673,716
------------------------------------------------------------------------------
                 Oil & Gas Drilling -- 0.6%
74,272           Nabors Industries, Inc.*                         $  1,812,237
------------------------------------------------------------------------------
                 Oil & Gas Equipment & Services -- 1.2%
21,474           Cameron International Corp.*                     $  1,144,564
53,314           Halliburton Co.*                                    2,399,130
                                                                  ------------
                                                                  $  3,543,694
------------------------------------------------------------------------------
                 Oil & Gas Exploration & Production -- 2.9%
20,656           Apache Corp.                                     $  2,465,500
24,896           Devon Energy Corp.                                  2,208,026
40,750           EQT Corp. (b)                                       1,963,743
49,360           Southwestern Energy Co.*                            1,949,720
                                                                  ------------
                                                                  $  8,586,989
------------------------------------------------------------------------------
                 Oil & Gas Storage & Transportation -- 0.8%
79,484           El Paso Corp.                                    $  1,262,206
45,744           Spectra Energy Corp.                                1,199,865
                                                                  ------------
                                                                  $  2,462,071
                                                                  ------------
                 Total Energy                                     $ 27,078,707
------------------------------------------------------------------------------
                 MATERIALS -- 3.7%
                 Diversified Metals & Mining -- 1.6%
15,044           Freeport-McMoRan Copper & Gold, Inc. (Class B)   $  1,636,035
41,751           Rio Tinto Plc (A.D.R.) (b)                          2,900,859
                                                                  ------------
                                                                  $  4,536,894
------------------------------------------------------------------------------
                 Fertilizers & Agricultural Chemicals -- 0.4%
17,458           Monsanto Co.                                     $  1,281,068
------------------------------------------------------------------------------
                 Industrial Gases -- 0.9%
29,258           Air Products & Chemicals, Inc.                   $  2,552,761
------------------------------------------------------------------------------
                 Paper Packaging -- 0.8%
90,267           Packaging Corp. of America                       $  2,550,043
                                                                  ------------
                 Total Materials                                  $ 10,920,766
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

-----------------------------------------------------------------------
Shares                                                     Value
-----------------------------------------------------------------------
                    CAPITAL GOODS -- 8.3%
                    Aerospace & Defense -- 2.5%
    8,597           Honeywell International, Inc.          $    481,518
   10,340           Lockheed Martin Corp.                       823,064
   73,173           United Technologies Corp.                 5,948,965
                                                           ------------
                                                           $  7,253,547
-----------------------------------------------------------------------
                    Electrical Component & Equipment -- 1.9%
   78,748           Emerson Electric Co.                   $  4,636,682
   11,498           Rockwell International Corp.                931,453
                                                           ------------
                                                           $  5,568,135
-----------------------------------------------------------------------
                    Industrial Conglomerates -- 1.9%
   55,169           3M Co.                                 $  4,850,458
   24,043           Textron, Inc. (b)                           632,090
                                                           ------------
                                                           $  5,482,548
-----------------------------------------------------------------------
                    Industrial Machinery -- 2.0%
    9,834           Illinois Tool Works, Inc.              $    526,021
   47,876           Kennametal, Inc.                          1,943,766
   20,851           Snap-On Inc.                              1,180,792
   28,754           SPX Corp.                                 2,253,739
                                                           ------------
                                                           $  5,904,318
                                                           ------------
                    Total Capital Goods                    $ 24,208,548
-----------------------------------------------------------------------
                    COMMERCIAL SERVICES & SUPPLIES -- 0.4%
                    Commercial Printing -- 0.4%
   58,095           R.R. Donnelly & Sons Co.               $  1,029,443
                                                           ------------
                    Total Commercial Services & Supplies   $  1,029,443
-----------------------------------------------------------------------
                    TRANSPORTATION -- 1.0%
                    Air Freight & Couriers -- 0.5%
   21,745           United Parcel Service, Inc.            $  1,557,377
-----------------------------------------------------------------------
                    Railroads -- 0.5%
   18,099           CSX Corp.                              $  1,277,789
                                                           ------------
                    Total Transportation                   $  2,835,166
-----------------------------------------------------------------------
                    AUTOMOBILES & COMPONENTS -- 0.4%
                    Auto Parts & Equipment -- 0.4%
   34,285           Johnson Controls, Inc.                 $  1,316,201
                                                           ------------
                    Total Automobiles & Components         $  1,316,201
-----------------------------------------------------------------------
                    CONSUMER SERVICES -- 1.9%
                    Restaurants -- 1.9%
   77,022           McDonald's Corp.                       $  5,674,211
                                                           ------------
                    Total Consumer Services                $  5,674,211
-----------------------------------------------------------------------
                    MEDIA -- 3.7%
                    Broadcasting -- 0.9%
  134,628           CBS Corp. (Class B)                    $  2,669,673
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     19

--------------------------------------------------------------------------
Shares                                                        Value
--------------------------------------------------------------------------
                     Movies & Entertainment -- 2.8%
   275,622           Regal Entertainment Group, Inc. (b)      $  3,351,564
   117,702           Viacom, Inc. (Class B)                      4,890,518
                                                              ------------
                                                              $  8,242,082
                                                              ------------
                     Total Media                              $ 10,911,755
--------------------------------------------------------------------------
                     RETAILING -- 0.7%
                     Computer & Electronics Retail -- 0.2%
    28,042           Gamestop Corp.*(b)                       $    590,845
--------------------------------------------------------------------------
                     Home Improvement Retail -- 0.5%
    40,383           Home Depot, Inc.                         $  1,484,883
                                                              ------------
                     Total Retailing                          $  2,075,728
--------------------------------------------------------------------------
                     FOOD & DRUG RETAILING -- 2.4%
                     Drug Retail -- 2.4%
   109,265           CVS/Caremark Corp.                       $  3,736,863
    82,470           Walgreen Co.                                3,335,087
                                                              ------------
                                                              $  7,071,950
                                                              ------------
                     Total Food & Drug Retailing              $  7,071,950
--------------------------------------------------------------------------
                     FOOD, BEVERAGE & TOBACCO -- 2.5%
                     Packaged Foods & Meats -- 0.4%
    20,807           Kellogg Co.                              $  1,046,592
--------------------------------------------------------------------------
                     Tobacco -- 2.1%
   107,861           Philip Morris International, Inc.        $  6,173,964
                                                              ------------
                     Total Food, Beverage & Tobacco           $  7,220,556
--------------------------------------------------------------------------
                     HOUSEHOLD & PERSONAL PRODUCTS -- 0.9%
                     Household Products -- 0.9%
    10,020           Colgate-Palmolive Co.                    $    769,235
    27,369           Procter & Gamble Co.*                       1,727,805
                                                              ------------
                                                              $  2,497,040
                                                              ------------
                     Total Household & Personal Products      $  2,497,040
--------------------------------------------------------------------------
                     HEALTH CARE EQUIPMENT & SERVICES -- 1.6%
                     Health Care Distributors -- 1.4%
    54,227           McKesson Corp.                           $  4,076,244
--------------------------------------------------------------------------
                     Health Care Equipment -- 0.2%
    12,752           Baxter International, Inc.               $    618,344
                                                              ------------
                     Total Health Care Equipment & Services   $  4,694,588
--------------------------------------------------------------------------
                     PHARMACEUTICALS & BIOTECHNOLOGY -- 5.7%
                     Biotechnology -- 0.3%
    24,155           Cubist Pharmaceuticals, Inc.*            $    529,961
--------------------------------------------------------------------------
                     Pharmaceuticals -- 5.4%
    52,681           Abbott Laboratories Co.                  $  2,379,074
    76,120           Bristol-Myers Squibb Co.                    1,916,702
    70,504           Merck & Co., Inc.                           2,338,618

The accompanying notes are an integral part of these financial statements.

20     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

-------------------------------------------------------------------------------
Shares                                                             Value
-------------------------------------------------------------------------------
                     Pharmaceuticals -- (continued)
   118,535           Pfizer, Inc.                                  $  2,159,708
   132,222           Teva Pharmaceutical Industries, Ltd.             7,225,932
                                                                   ------------
                                                                   $ 16,020,034
                                                                   ------------
                     Total Pharmaceuticals & Biotechnology         $ 16,549,995
-------------------------------------------------------------------------------
                     BANKS -- 2.5%
                     Diversified Banks -- 1.9%
    22,283           Comerica, Inc.                                $    851,211
   142,060           Wells Fargo & Co.                                4,605,585
                                                                   ------------
                                                                   $  5,456,796
-------------------------------------------------------------------------------
                     Thrifts & Mortgage Finance -- 0.6%
    93,877           New York Community Bancorp, Inc. (b)          $  1,719,827
                                                                   ------------
                     Total Banks                                   $  7,176,623
-------------------------------------------------------------------------------
                     DIVERSIFIED FINANCIALS -- 5.9%
                     Asset Management & Custody Banks -- 1.3%
    14,681           Franklin Resources, Inc.                      $  1,771,263
    16,809           State Street Corp.                                 785,316
    39,658           The Bank of New York Mellon Corp.                1,238,519
                                                                   ------------
                                                                   $  3,795,098
-------------------------------------------------------------------------------
                     Diversified Finance Services -- 1.6%
   101,825           J.P. Morgan Chase & Co.                       $  4,576,016
-------------------------------------------------------------------------------
                     Investment Banking & Brokerage -- 3.0%
     6,077           Goldman Sachs Group, Inc.                     $    994,319
   165,595           Lazard, Ltd. (b)                                 6,908,623
    38,790           Morgan Stanley Co.                               1,140,426
                                                                   ------------
                                                                   $  9,043,368
                                                                   ------------
                     Total Diversified Financials                  $ 17,414,482
-------------------------------------------------------------------------------
                     SOFTWARE & SERVICES -- 5.3%
                     Application Software -- 1.7%
    49,618           Adobe Systems, Inc.*                          $  1,639,875
    17,811           Citrix Systems, Inc.*                            1,125,299
   109,290           Nuance Communications, Inc.*(b)                  2,221,866
                                                                   ------------
                                                                   $  4,987,040
-------------------------------------------------------------------------------
                     Data Processing & Outsourced Services -- 0.6%
    92,103           Western Union Co.                             $  1,867,849
-------------------------------------------------------------------------------
                     Internet Software & Services -- 0.6%
     2,835           Google, Inc.*                                 $  1,702,021
-------------------------------------------------------------------------------
                     Systems Software -- 2.4%
    80,108           Check Point Software Technologies, Ltd.*(b)   $  3,568,811
   123,491           Microsoft Corp.                                  3,423,788
                                                                   ------------
                                                                   $  6,992,599
                                                                   ------------
                     Total Software & Services                     $ 15,549,509
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     21

------------------------------------------------------------------------------------------
Shares                                                                        Value
------------------------------------------------------------------------------------------
                                      TECHNOLOGY HARDWARE & EQUIPMENT -- 2.8%
                                      Communications Equipment -- 1.8%
  75,089                              Cisco Systems, Inc.*                    $  1,588,132
  64,056                              Qualcomm, Inc.                             3,467,351
                                                                              ------------
                                                                              $  5,055,483
------------------------------------------------------------------------------------------
                                      Electronic Equipment & Instruments -- 0.3%
  32,334                              Flir Systems, Inc.*(b)                  $  1,003,647
------------------------------------------------------------------------------------------
                                      Office Electronics -- 0.7%
212,122                               Xerox Corp.                             $  2,252,736
                                                                              ------------
                                      Total Technology Hardware & Equipment   $  8,311,866
------------------------------------------------------------------------------------------
                                      SEMICONDUCTORS -- 2.8%
                                      Semiconductor Equipment -- 0.5%
 32,715                               ASM Lithography Holdings NV             $  1,374,357
------------------------------------------------------------------------------------------
                                      Semiconductors -- 2.3%
 28,090                               Analog Devices, Inc.                    $  1,090,735
189,453                               Intel Corp.                                4,065,661
 45,677                               Microchip Technology, Inc. (b)             1,665,840
                                                                              ------------
                                                                              $  6,822,236
                                                                              ------------
                                      Total Semiconductors                    $  8,196,593
------------------------------------------------------------------------------------------
                                      TELECOMMUNICATION SERVICES -- 2.2%
                                      Integrated Telecommunication Services -- 2.2%
 56,561                               CenturyLink, Inc. (b)                   $  2,445,698
 53,920                               Verizon Communications, Inc.               1,920,630
167,819                               Windstream Corp.                           2,149,760
                                                                              ------------
                                                                              $  6,516,088
                                                                              ------------
                                      Total Telecommunication Services        $  6,516,088
------------------------------------------------------------------------------------------
                                      UTILITIES -- 0.4%
                                      Gas Utilities -- 0.3%
 19,432                               Oneok, Inc.                             $  1,144,350
                                                                              ------------
                                      Total Utilities                         $  1,144,350
------------------------------------------------------------------------------------------
                                      TOTAL COMMON STOCKS
                                      (Cost $146,416,155)                     $188,394,165
------------------------------------------------------------------------------------------
                            S&P/
Principal       Floating    Moody's
Amount ($)      Rate (d)    Ratings
------------------------------------------------------------------------------------------
                                      ASSET BACKED SECURITIES -- 1.4%
                                      MATERIALS -- 0.2%
                                      Steel -- 0.2%
  207,000                   AAA/Aaa   HSBC Home Equity Loan, 5.63%, 3/20/36   $    216,100
                                                                              ------------
                                      Total Materials                         $    216,100
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

-----------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                         Value
-----------------------------------------------------------------------------------------------------
                                     BANKS -- 0.8%
                                     Diversified Banks -- 0.1%
   319,720        0.42     AAA/Aa1   Wells Fargo Home Equity, Floating Rate Note,
                                     4/25/37                                             $    311,240
-----------------------------------------------------------------------------------------------------
                                     Thrifts & Mortgage Finance -- 0.7%
   245,952        0.58      A+/Aa1   ACE 2005-HE7 A2C, Floating Rate Note,
                                     11/25/35                                            $    242,776
    81,613                    B/B3   ACE Securities Corp., 0.30344%, 12/25/36                  78,662
   475,000        5.94        A/B1   Citicorp Residential Mortgage, Floating Rate Note,
                                     7/25/36                                                  463,418
    23,063        0.43     AAA/Aa3   Citigroup Mortgage Loan Trust, Floating Rate
                                     Note, 10/25/36                                            23,026
   290,118        0.74     AA+/Aa1   Citigroup Mortgage Loan Trust, Floating Rate
                                     Note, 7/25/35                                            280,702
   422,000                  AAA/A2   Credit-Based Asset Servicing and Securitization
                                     LLC, 5.334%, 8/25/35                                     425,409
   250,000                   AA/NR   Leaf II Receivables, 4.9%, 3/20/13                       248,183
   231,127                 CCC+/B1   Local Insight Media Finance LLC,
                                     5.88%, 10/23/37                                          104,007
    81,678        0.52     AAA/Aa3   Option One Mortgage Loan Trust, Floating Rate
                                     Note, 11/25/35                                            77,825
   100,000        0.66     AA+/Aa1   Structured Asset Investment Loan, Floating Rate
                                     Note, 5/25/35                                             94,457
   150,000                  AA/Ba2   Structured Asset Securities Corp.,
                                     0.39375%, 3/25/37                                        126,638
                                                                                         ------------
                                                                                         $  2,165,103
                                                                                         ------------
                                     Total Banks                                         $  2,476,343
-----------------------------------------------------------------------------------------------------
                                     DIVERSIFIED FINANCIALS -- 0.4%
                                     Diversified Financial Services -- 0.2%
    46,800        0.70      AA/Aa2   Asset Backed Securities Corp., Floating Rate
                                     Note, 4/25/35                                       $     45,508
   175,062                   AA/NR   DT Auto Owner Trust, 5.92%, 10/15/15                     175,646
    72,262                 AAA/Aaa   Home Equity Asset Trust, 0.75719%, 11/25/35               69,977
   231,955        0.51     AAA/Aa1   Home Equity Asset Trust, Floating Rate Note,
                                     12/25/35                                                 211,855
                                                                                         ------------
                                                                                         $    502,986
-----------------------------------------------------------------------------------------------------
                                     Specialized Finance -- 0.2%
   100,000               BBB-/Baa3   Dominos Pizza Master Issuer LLC,
                                     5.261%, 4/25/37                                     $    102,500
   200,000                  BB/Aaa   Dominos Pizza Master Issuer LLC,
                                     7.629%, 4/25/37                                          205,580
                                                                                         ------------
                                                                                         $    308,080
                                                                                         ------------
                                     Total Diversified Financials                        $    811,066
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     23

------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                    Value
------------------------------------------------------------------------------------------------
                                   GOVERNMENT -- 0.3%
   10,235                AAA/Aaa   Federal Home Loan Bank, 6.0%, 4/15/32            $     10,423
  302,417                  NR/NR   Freddie Mac, 5.5%, 9/15/36                            303,532
  389,070                AAA/Aaa   Freddie Mac, 5.0%, 10/15/29                           398,439
   27,685                AAA/Aaa   Freddie Mac, 6.1%, 9/15/18                             28,933
                                                                                    ------------
                                                                                    $    741,327
                                                                                    ------------
                                   Total Government                                 $    741,327
------------------------------------------------------------------------------------------------
                                   TOTAL ASSET BACKED SECURITIES
                                   (Cost $4,268,250)                                $  4,244,836
------------------------------------------------------------------------------------------------
                                   COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.0%
                                   MATERIALS -- 0.1%
                                   Forest Products -- 0.1%
  350,000                  BB/B1   T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)       $    368,165
                                                                                    ------------
                                   Total Materials                                  $    368,165
------------------------------------------------------------------------------------------------
                                   BANKS -- 2.5%
                                   Thrifts & Mortgage Finance -- 2.5%
    2,054                 NR/Aaa   ABN Amro Mortgage Corp., 4.75%, 5/25/18          $      2,051
   79,961                 NR/Aaa   American General Mortgage Loan,
                                   5.15%, 3/25/40                                         83,126
  425,524                 NR/Aaa   Bank of America Alternative Loan Trust,
                                   6.0%, 3/25/34                                         436,172
  324,601                AAA/Aaa   Bank of America Alternative Loan Trust,
                                   5.75%, 4/25/33                                        339,542
  597,054                 NR/Aaa   Bank of America Alternative Loan Trust,
                                   5.5%, 9/25/33                                         616,035
  220,000                AAA/Aa2   BCAP LLC Trust, 5.0%, 11/25/36                        227,420
  260,554         2.58   AAA/Aaa   Bear Stearns Adjustable Rate Mortgage, Floating
                                   Rate Note, 8/25/33                                    265,159
  247,657         3.11    AAA/A1   Chase Mortgage Finance Corp., Floating Rate
                                   Note, 2/25/37                                         253,269
  800,000         0.00    AAA/NR   Citigroup Mortgage Loan Trust, Floating Rate
                                   Note, 9/25/37                                         743,956
  326,187                AAA/AAA   Countrywide Alternative, 5.0%, 7/25/18                334,295
  462,122                 AAA/NR   Countrywide Alternative, 5.5%, 8/25/34                455,171
  250,000                 AAA/NR   JP Morgan Chase Commercial Mortgage,
                                   3.6159%, 11/15/43                                     243,303
  232,659         2.34   AAA/Aaa   JP Morgan Mortgage Trust, Floating Rate Note,
                                   10/25/33                                              232,225
1,062,837                AAA/Aaa   LB-UBS Commercial Mortgage Trust,
                                   4.553%, 7/15/30                                     1,064,652
  285,128                AAA/Aa1   Lehman Brothers Small Balance Commercial,
                                   5.41%, 12/25/36                                       279,648
  146,110         1.11   AAA/Aa1   Lehman Brothers Small Balance, Floating Rate
                                   Note, 10/25/37                                        137,647

The accompanying notes are an integral part of these financial statements.

24     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

--------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                      Value
--------------------------------------------------------------------------------------------------
                                   Thrifts & Mortgage Finance -- (continued)
  196,133                AAA/Aaa   Master Adjustable Rate Mortgages Trust,
                                   2.86771%, 4/21/34                                  $    191,078
  427,109                 AAA/NR   Residential Asset Securitization Trust,
                                   5.25%, 11/25/34                                         431,671
  349,722                   A/B2   Structured Asset Securities, 5.0%, 5/25/35              343,891
  135,955                  BB/NR   WaMu Mortgage Pass Through Certificates,
                                   4.82069%, 9/25/35                                       136,020
   92,654                  BB/NR   WaMu Mortgage Pass Through Certificates,
                                   2.77149%, 9/25/35                                        83,983
  182,465                   A/B1   Wells Fargo Mortgage Backed Securities,
                                   5.5%, 10/25/35                                          184,150
  365,004         2.86    AAA/B1   Wells Fargo Mortgage Backed Securities, Floating
                                   Rate Note, 10/25/35                                     346,809
                                                                                      ------------
                                                                                      $  7,431,273
                                                                                      ------------
                                   Total Banks                                        $  7,431,273
--------------------------------------------------------------------------------------------------
                                   DIVERSIFIED FINANCIALS -- 1.3%
                                   Consumer Finance -- 0.2%
  261,598                AAA/Aaa   GMAC Mortgage Corp., Loan Trust,
                                   5.5%, 11/25/33                                     $    274,584
--------------------------------------------------------------------------------------------------
                                   Diversified Financial Services -- 1.0%
  164,429                 AAA/NR   Bank of America Mortgage Securities,
                                   5.75%, 1/25/35                                     $    171,420
  272,835         5.12    AAA/NR   Bank of America Mortgage Securities, Floating
                                   Rate Note, 9/25/35                                      262,664
  231,148                 AAA/NR   Bank of America Mortgage Securities, Inc.,
                                   5.0%, 8/25/33                                           231,061
   27,974         2.65    AAA/NR   Merrill Lynch Mortgage Investor, Floating Rate
                                   Note, 2/25/35                                            26,564
   89,298                 A+/Aaa   MLMI 2005-A2 A4, 4.48%, 2/25/35                          90,312
1,186,305                 NR/Aaa   Residential Accredited Loans, Inc.,
                                   5.0%, 5/25/19                                         1,224,959
  249,076                 AAA/NR   Residential Accredited Loans, Inc.,
                                   6.0%, 10/25/34                                          249,643
  378,518                 NR/Aaa   Residential Accredited Loans, Inc.,
                                   5.0%, 8/25/18                                           381,727
   19,638         0.86    AAA/A1   Residential Accredited Loans, Inc., Floating Rate
                                   Note, 4/25/34                                            18,174
  275,239         5.21    AA+/A1   SARM 2004-12 7A1, Floating Rate Note,
                                   2/25/34                                                 258,342
   44,299                  NR/NR   Vericrest Opportunity Loan Trust,
                                   4.25%, 5/25/39                                           44,299
                                                                                      ------------
                                                                                      $  2,959,165
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     25

---------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                       Value
---------------------------------------------------------------------------------------------------
                                     Investment Banking & Brokerage -- 0.1%
  165,328    5.51           NR/Aaa   Bear Stearns Commercial Mortgage, Floating Rate
                                     Note, 4/12/38                                     $    165,277
  300,000                    AA/NR   Bear Stearns Commercial Mortgage Securities,
                                     6.63%, 2/15/35                                         300,940
                                                                                       ------------
                                                                                       $    466,217
                                                                                       ------------
                                     Total Diversified Financials                      $  3,699,966
---------------------------------------------------------------------------------------------------
                                     REAL ESTATE -- 0.1%
                                     Mortgage Real Estate Investment Trust -- 0.1%
  247,395                  BB/Caa1   Deutsche ALT-A Securities, Inc.,
                                     5.5%, 11/25/35                                    $    218,004
                                                                                       ------------
                                     Total Real Estate                                 $    218,004
---------------------------------------------------------------------------------------------------
                                     TOTAL COLLATERALIZED MORTGAGE
                                     OBLIGATIONS
                                     (Cost $11,547,273)                                $ 11,717,408
---------------------------------------------------------------------------------------------------
                                     CORPORATE BONDS -- 20.6%
                                     ENERGY -- 2.7%
                                     Integrated Oil & Gas -- 0.0%
   25,000                BBB+/Baa2   Petro-Canada, Inc., 4.0%, 7/15/13                 $     26,461
---------------------------------------------------------------------------------------------------
                                     Oil & Gas Drilling -- 0.1%
  225,000                 BBB-/Ba1   Pride International, Inc., 6.875%, 8/15/20        $    245,813
---------------------------------------------------------------------------------------------------
                                     Oil & Gas Equipment & Services -- 0.2%
  200,000    3.44            NR/NR   Sevan Marine ASA, Floating Rate Note,
                                     5/14/13 (144A)                                    $    180,000
  355,000                 BBB/Baa2   Weatherford International, Ltd., 9.625%, 3/1/19        462,718
                                                                                       ------------
                                                                                       $    642,718
---------------------------------------------------------------------------------------------------
                                     Oil & Gas Exploration & Production -- 0.7%
  175,000                 BBB/Baa1   Canadian National Resources, Inc.,
                                     5.9%, 2/1/18                                      $    199,113
1,000,000                BBB+/Baa1   Devon Energy Corp., 5.625%, 1/15/14                  1,115,487
  250,000                    A/Aa2   Ras Laffan LNG 3, Ltd., 4.5%, 9/30/12 (144A)           261,247
  400,000                BBB-/Baa2   TNK-BP Finance SA, 7.5%, 3/13/13 (144A)                431,500
                                                                                       ------------
                                                                                       $  2,007,347
---------------------------------------------------------------------------------------------------
                                     Oil & Gas Refining & Marketing -- 0.5%
  360,000                     A/A2   Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)     $    400,449
  525,000                 BBB/Baa2   Spectra Energy Capital, 6.2%, 4/15/18                  582,871
  370,000                 BBB/Baa2   Valero Energy Corp., 9.375%, 3/15/19                   470,427
                                                                                       ------------
                                                                                       $  1,453,747
---------------------------------------------------------------------------------------------------
                                     Oil & Gas Storage & Transportation -- 1.2%
   90,000                BBB-/Baa2   Boardwalk Pipelines LLC, 5.5%, 2/1/17             $     95,842
  125,000                 BBB/Baa2   Buckeye Partners LP, 6.05%, 1/15/18                    137,911
  385,000                 BBB/Baa2   DCP Midstream LP, 9.75%, 3/15/19                       497,379

The accompanying notes are an integral part of these financial statements.

26     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

-------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                      Value
-------------------------------------------------------------------------------------------------
                                     Oil & Gas Storage & Transportation -- (continued)
   400,000                  BB/Ba1   Enterprise Products Operating Co.,
                                     7.0%, 6/1/67                                    $    397,500
   550,000                BBB/Baa2   Kinder Morgan Energy Corp., 5.95%, 2/15/18           608,945
   450,000               BBB-/Baa3   Plains All America Pipeline Co.,
                                     6.125%, 1/15/17                                      501,339
   425,000                    A/A3   Questar Pipeline Co., 5.83%, 2/1/18                  469,794
   240,000                BBB-/Ba1   Rockies Express Pipeline LLC, 5.625%, 4/15/20        236,177
   200,000                BBB/Baa2   Spectra Energy Capital LLC, 6.75%, 7/15/18           220,749
   390,000                BB+/Baa3   Williams Cos, Inc., 7.75%, 6/15/31                   436,270
                                                                                     ------------
                                                                                     $  3,601,906
                                                                                     ------------
                                     Total Energy                                    $  7,977,992
-------------------------------------------------------------------------------------------------
                                     MATERIALS -- 1.2%
                                     Aluminum -- 0.1%
   180,000               BBB-/Baa3   Alcoa, Inc., 6.15%, 8/15/20                     $    191,469
-------------------------------------------------------------------------------------------------
                                     Construction Materials -- 0.0%
   125,000                BBB/Baa2   Holcim, Ltd., 6.0%, 12/30/19 (144A)             $    130,781
-------------------------------------------------------------------------------------------------
                                     Diversified Metals & Mining -- 0.4%
   450,000               BBB-/Baa3   AngloGold Ashanti Holdings, 5.375%, 4/15/20     $    464,634
   350,000               BBB-/Baa3   Gold Fields Orogen Holding BVI, 4.875%,
                                     10/7/20                                              337,542
   425,000               BBB+/Baa2   Inco, Ltd., 7.2%, 9/15/32                            452,573
                                                                                     ------------
                                                                                     $  1,254,749
-------------------------------------------------------------------------------------------------
                                     Fertilizers & Agricultural Chemicals -- 0.2%
   450,000                BBB/Baa2   Agrium, Inc., 6.75%, 1/15/19                    $    523,562
    30,000                 A-/Baa1   Potash Corp. Saskatchewan, 4.875%, 3/1/13             32,134
                                                                                     ------------
                                                                                     $    555,696
-------------------------------------------------------------------------------------------------
                                     Industrial Gases -- 0.2%
   460,000                BBB/Baa3   Airgas, Inc., 2.85%, 10/1/13                    $    467,321
-------------------------------------------------------------------------------------------------
                                     Specialty Chemicals -- 0.1%
   310,000                BBB/Baa2   Cytec Industries, Inc., 8.95%, 7/1/17           $    377,814
-------------------------------------------------------------------------------------------------
                                     Steel -- 0.2%
   230,000               BBB-/Baa3   ArcelorMittal SA, 6.125%, 6/1/18                $    244,679
   195,000               BBB-/Baa3   Commercial Metals Co., 7.35%, 8/15/18                200,337
                                                                                     ------------
                                                                                     $    445,016
                                                                                     ------------
                                     Total Materials                                 $  3,422,846
-------------------------------------------------------------------------------------------------
                                     CAPITAL GOODS -- 0.9%
                                     Building Products -- 0.3%
   520,000                 BBB/Ba2   Masco Corp., 7.125%, 3/15/20                    $    542,767
-------------------------------------------------------------------------------------------------
                                     Construction & Farm Machinery & Heavy Trucks -- 0.0%
   130,000               BBB+/Baa2   Cummins, Inc., 6.75%, 2/15/27                   $    132,553
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     27

------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                    Value
------------------------------------------------------------------------------------------------
                                     Industrial Conglomerates -- 0.3%
   500,000                    A/A2   Cargill, Inc., 5.2%, 1/22/13 (144A)            $    538,285
   175,000                 A-/Baa1   Tyco International Finance SA, 8.5%, 1/15/19        224,453
                                                                                    ------------
                                                                                    $    762,738
------------------------------------------------------------------------------------------------
                                     Industrial Machinery -- 0.2%
   500,000               BBB+/Baa1   Ingersoll-Rand Global Holding Co.,
                                     9.5%, 4/15/14                                  $    601,689
   150,000                BBB-/Ba1   Valmont Industries, Inc., 6.625%, 4/20/20           155,150
                                                                                    ------------
                                                                                    $    756,839
------------------------------------------------------------------------------------------------
                                     Trading Companies & Distributors -- 0.1%
   300,000               BBB-/Baa2   Glencore Funding LLC, 6.0%, 4/15/14 (144A)     $    317,541
                                                                                    ------------
                                     Total Capital Goods                            $  2,512,438
------------------------------------------------------------------------------------------------
                                     COMMERCIAL SERVICES & SUPPLIES -- 0.1%
                                     Office Services & Supplies -- 0.1%
   350,000                 BBB+/A2   Pitney Bowes, Inc., 5.6%, 3/15/18              $    364,503
                                                                                    ------------
                                     Total Commercial Services & Supplies           $    364,503
------------------------------------------------------------------------------------------------
                                     TRANSPORTATION -- 0.0%
                                     Airlines -- 0.0%
     7,428               BBB+/Baa2   Continental Airlines, Inc., 6.648%, 9/15/17    $      7,836
                                                                                    ------------
                                     Total Transportation                           $      7,836
------------------------------------------------------------------------------------------------
                                     AUTOMOBILES & COMPONENTS -- 0.0%
                                     Automobile Manufacturers -- 0.0%
    55,000                BBB/Baa2   Hyundai Motor Manufacturer, Ltd.,
                                     4.5%, 4/15/15                                  $     56,232
    70,000               BBB+/Baa2   Nissan Motor Acceptance Corp.,
                                     4.5%, 1/30/15 (144A)                                 73,184
                                                                                    ------------
                                                                                    $    129,416
                                                                                    ------------
                                     Total Automobiles & Components                 $    129,416
------------------------------------------------------------------------------------------------
                                     CONSUMER DURABLES & APPAREL -- 0.4%
                                     Household Appliances -- 0.2%
   500,000               BBB-/Baa3   Whirlpool Corp., 5.5%, 3/1/13                  $    530,288
                                                                                    ------------
                                     Housewares & Specialties -- 0.2%
   510,000               BBB-/Baa3   Fortune Brands, Inc., 3.0%, 6/1/12             $    516,910
                                                                                    ------------
                                     Total Consumer Durables & Apparel              $  1,047,198
------------------------------------------------------------------------------------------------
                                     CONSUMER SERVICES -- 0.1%
                                     Education Services -- 0.1%
   300,000                 AAA/Aaa   Leland Stanford Junior University,
                                     4.75%, 5/1/19                                  $    321,750
                                                                                    ------------
                                     Total Consumer Services                        $    321,750
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

28     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

--------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                      Value
--------------------------------------------------------------------------------------------------
                                     MEDIA -- 0.8%
                                     Broadcasting -- 0.6%
   400,000               BBB-/Baa2   Cox Communications, Inc., 7.125%, 10/1/12        $    437,320
   512,000               BBB+/Baa1   News America, Inc., 7.3%, 4/30/28                     561,451
   500,000                   B+/B3   Intelsat Subsidiary Holding Co., 8.5%, 1/15/13        502,500
                                                                                      ------------
                                                                                      $  1,501,271
--------------------------------------------------------------------------------------------------
                                     Cable & Satellite -- 0.2%
   125,000               BBB+/Baa1   British Sky Broadcasting Co.,
                                     6.1%, 2/15/18 (144A)                             $    139,896
    80,000               BBB+/Baa1   Comcast Corp., 5.3%, 1/15/14                           87,489
   400,000                BBB/Baa2   Time Warner Cable, Inc., 5.0%, 2/1/20                 409,308
   100,000                BBB/Baa2   Time Warner Cable, Inc., 8.25%, 4/1/19                124,054
    50,000                BBB/Baa2   Time Warner Cable, Inc., 8.75, 2/14/19                 63,415
                                                                                      ------------
                                                                                      $    824,162
                                                                                      ------------
                                     Total Media                                      $  2,325,433
--------------------------------------------------------------------------------------------------
                                     RETAILING -- 0.1%
                                     Internet Retail -- 0.1%
   425,000                BBB-/Ba1   Expedia, Inc., 5.95%, 8/15/20                    $    431,375
                                                                                      ------------
                                     Total Retailing                                  $    431,375
--------------------------------------------------------------------------------------------------
                                     FOOD & DRUG RETAILING -- 0.0%
                                     Drug Retail -- 0.0%
   125,000               BBB+/Baa2   CVS Pass-Through Trust, 5.773%, 1/31/33          $    126,171
                                                                                      ------------
                                     Total Food & Drug Retailing                      $    126,171
--------------------------------------------------------------------------------------------------
                                     FOOD, BEVERAGE & TOBACCO -- 0.2%
                                     Agricultural Products -- 0.2%
   410,000                BBB-/Ba1   Viterra, Inc., 5.95%, 8/1/20                     $    407,653
--------------------------------------------------------------------------------------------------
                                     Brewers -- 0.0%
    55,000               BBB+/Baa2   Anheuser-Busch InBev Worldwide, Inc.,
                                     7.75%, 1/15/19 (144A)                            $     67,898
    35,000               BBB+/Baa1   Miller Brewing Co., 5.5%, 8/15/13 (144A)               37,969
                                                                                      ------------
                                                                                      $    105,867
                                                                                      ------------
                                     Total Food, Beverage & Tobacco                   $    513,520
--------------------------------------------------------------------------------------------------
                                     HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
                                     Personal Products -- 0.0%
   100,000                   A-/A2   Avon Products, Inc., 6.5%, 3/1/19                $    115,836
                                                                                      ------------
                                     Total Household & Personal Products              $    115,836
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     29

----------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                        Value
----------------------------------------------------------------------------------------------------
                                     PHARMACEUTICALS & BIOTECHNOLOGY -- 0.3%
                                     Biotechnology -- 0.3%
  675,000                BBB+/Baa3   Biogen Idec, Inc., 6.0%, 3/1/13                    $    726,240
  285,000                  A-/Baa2   Genzyme Corp., 3.625%, 6/15/15                          294,832
                                                                                        ------------
                                                                                        $  1,021,072
                                                                                        ------------
                                     Total Pharmaceuticals & Biotechnology              $  1,021,072
----------------------------------------------------------------------------------------------------
                                     BANKS -- 2.3%
                                     Diversified Banks -- 0.6%
  270,000                  AA-/Aa3   Barclays Bank Plc, 5.2%, 7/10/14                   $    293,110
  705,000                   A/Baa1   Barclays Bank Plc, 6.05%, 12/4/17                       724,215
  450,000                  AA-/Aa3   BNP Paribas SA, 1.34438%, 4/27/17                       433,764
  250,000                     B/B2   Kazkommerts International BV, 8.0%, 11/3/15             240,625
                                                                                        ------------
                                                                                        $  1,691,714
----------------------------------------------------------------------------------------------------
                                     Regional Banks -- 1.7%
  250,000                  BBB+/A2   American Express Bank FSB, 5.5%, 4/16/13           $    268,874
  250,000                     A/A2   BB&T Corp., 5.7%, 4/30/14                               277,896
  500,000                     A/A2   Branch Banking & Trust Co., 4.875%,
                                     1/15/13 (b)                                             530,222
  875,000                BBB+/Baa1   KeyBank NA, 5.8%, 7/1/14                                951,275
  250,000                BBB+/Baa1   Keycorp, 6.5%, 5/14/13                                  273,882
  450,000                   A+/Aa3   Mellon Funding Corp., 5.5%, 11/15/18                    493,714
1,000,000    8.25         BBB/Baa3   PNC Financial Services Group, Inc., Floating Rate
                                     Note, 5/29/49                                         1,064,765
  450,000                  A-/Baa1   Sovereign Bancorp, 8.75%, 5/30/18                       489,627
  700,000    7.70          A-/Baa3   Wells Fargo & Co., Floating Rate Note,
                                     12/29/49                                                722,330
                                                                                        ------------
                                                                                        $  5,072,585
                                                                                        ------------
                                     Total Banks                                        $  6,764,299
----------------------------------------------------------------------------------------------------
                                     DIVERSIFIED FINANCIALS -- 5.3%
                                     Asset Management & Custody Banks -- 0.2%
  210,000                     A/A3   Ameriprise Financial, Inc., 5.3%, 3/15/20          $    221,238
  100,000                   AA-/A1   Franklin Resources, Inc., 3.125%, 5/20/15               101,911
  220,000                    A+/A1   State Street Corp., 4.3%, 5/30/14                       236,923
                                                                                        ------------
                                                                                        $    560,072
----------------------------------------------------------------------------------------------------
                                     Consumer Finance -- 0.6%
  375,000                     B/B3   American General Finance, Inc.,
                                     6.9%, 12/15/17                                     $    326,250
  260,000                    A+/A1   American Honda Finance, Inc., 6.7%,
                                     10/1/13 (144A)                                          293,942
  360,000                 BBB/Baa1   Capital One Bank U.S.A. NA, 8.8%, 7/15/19               446,851
  415,000                  BB/Baa3   Capital One Capital VI, 8.875%, 5/15/40                 438,863

The accompanying notes are an integral part of these financial statements.

30     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

---------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                       Value
---------------------------------------------------------------------------------------------------
                                     Consumer Finance -- (continued)
  265,000         4.00    BBB-/Ba1   SLM Corp., Floating Rate Note, 7/25/14            $    251,366
                                                                                       ------------
                                                                                       $  1,757,272
---------------------------------------------------------------------------------------------------
                                     Diversified Financial Services -- 2.2%
  290,000                 BBB/Baa2   Alterra Finance, LLC, 6.25%, 9/30/20              $    289,425
  500,000                     A/A2   Bank of America Corp., 5.9%, 12/28/25                  484,861
  500,000                     A/A2   Bank of America Corp., 6.25%, 4/15/12                  529,152
  250,000                    NR/A2   Crown Castle Towers LLC, 5.495%,
                                     1/15/17 (144A)                                         264,766
  240,000                    NR/A2   Crown Castle Towers LLC, 4.883%, 8/15/20               234,646
  140,000                    NR/A2   Crown Castle Towers LLC, 6.113%, 1/15/20               148,820
  760,000                 BBB/Baa1   GATX Corp., 5.5%, 2/15/12                              785,142
  420,000                  AA+/Aa2   General Electric Capital Corp., 6.75%, 3/15/32         459,526
  250,000                  AA+/Aa2   General Electric Capital Corp., 5.625%, 9/15/17        274,233
  100,000                BBB+/Baa2   Hyundai Capital Services, Inc., 6.0%, 5/5/15           108,297
2,050,000                BBB+/Baa1   JPMorgan Chase & Co., 7.9%, 4/29/49 (b)              2,209,552
  108,939                BBB+/Baa1   PF Export Receivable Master Trust, 6.436%,
                                     6/1/15 (144A)                                          110,845
  400,276                 BBB/Baa2   Power Receivables Finance LLC, 6.29%,
                                     1/1/12 (144A) (b)                                      400,380
                                                                                       ------------
                                                                                       $  6,299,645
---------------------------------------------------------------------------------------------------
                                     Investment Banking & Brokerage -- 1.7%
  100,000                  BBB-/NR   Alta Wind Holdings, Ltd., 7.0%, 6/30/35 (144A)    $    106,077
  500,000                     A/A2   Charles Schwab Corp., 4.95%, 6/1/14                    544,276
2,060,000         5.79   BBB-/Baa2   Goldman Sachs Capital Corp., Floating Rate Note,
                                     12/29/49                                             1,738,125
  385,000                 BBB/Baa2   Jefferies Group, Inc., 6.875%, 4/15/21                 409,533
  235,000                    A-/A2   Macquarie Group, Ltd., 7.625%, 8/13/19                 259,206
  250,000                    A-/A2   Macquarie Group, Ltd., 6.0%, 1/14/20                   249,819
  200,000                     A/A2   Merrill Lynch & Co., 5.45%, 2/5/13                     211,865
  750,000                     A/A2   Morgan Stanley Co., 4.0%, 9/22/20                      743,155
  500,000                     A/A2   Morgan Stanley Co., 5.0%, 8/31/25 (b)                  497,312
  250,000                     A/A2   Morgan Stanley Co., 5.5%, 1/26/20                      249,491
                                                                                       ------------
                                                                                       $  5,008,859
---------------------------------------------------------------------------------------------------
                                     Specialized Finance -- 0.6%
  600,000                 BBB/Baa3   Cantor Fitzgerald LP, 7.875%, 10/15/19            $    615,254
  100,000                  AA+/Aaa   Private Export Funding Corp., 4.55%, 5/15/15           110,412
1,000,000                  AA+/Aaa   Private Export Funding Corp., 5.0%, 12/15/16         1,123,865
                                                                                       ------------
                                                                                       $  1,849,531
                                                                                       ------------
                                     Total Diversified Financials                      $ 15,475,379
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     31

-------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                     Value
-------------------------------------------------------------------------------------------------
                                     INSURANCE -- 2.1%
                                     Insurance Brokers -- 0.1%
   250,000               BBB-/Baa3   Ironshore Holdings US, Inc., 8.5%,
                                     5/15/20 (144A)                                  $    261,153
-------------------------------------------------------------------------------------------------
                                     Life & Health Insurance -- 1.0%
   150,000                   A-/A2   Aflac, Inc., 8.5%, 5/15/19                      $    185,349
   420,000                BBB/Baa3   Delphi Financial Group, Inc., 7.875%, 1/31/20        450,583
   280,000                 BBB/Ba1   Lincoln National Corp., 6.05%, 4/20/67               266,700
   160,000                 A-/Baa2   Lincoln National Corp., 8.75%, 7/1/19                200,872
   500,000                   A-/A3   MetLife, Inc., 5.375%, 12/15/12                      539,830
   365,000                BBB/Baa2   MetLife, Inc., 10.75%, 8/1/39                        506,438
   335,000                 A-/Baa2   Protective Life Corp., 7.375%, 10/15/19              370,288
   275,000                  A/Baa2   Prudential Financial, Inc., 5.15%, 1/15/13           292,838
                                                                                     ------------
                                                                                     $  2,812,898
-------------------------------------------------------------------------------------------------
                                     Multi-Line Insurance -- 0.5%
    50,000                BBB/Baa3   Genworth Financial, Inc., 7.2%, 2/15/21         $     51,034
   730,000                 BB/Baa3   Liberty Mutual Group, Inc., 7.0%,
                                     3/15/37 (144A)                                       692,225
   500,000               BBB-/Baa2   Liberty Mutual Group, Inc., 7.3%,
                                     6/15/14 (144A)                                       547,237
   200,000                    A/A3   Loew Corp., 5.25%, 3/15/16                           217,181
                                                                                     ------------
                                                                                     $  1,507,677
-------------------------------------------------------------------------------------------------
                                     Property & Casualty Insurance -- 0.2%
   100,000               BBB-/Baa3   Hanover Insurance Group, 7.625%, 10/15/25       $    102,249
   400,000               BBB-/Baa3   The Hanover Insurance Group, Inc.,
                                     7.5%, 3/1/20                                         419,255
   100,000                 BB-/Ba1   The Hanover Insurance Group, Inc.,
                                     8.207%, 2/3/27                                        89,250
                                                                                     ------------
                                                                                     $    610,754
-------------------------------------------------------------------------------------------------
                                     Reinsurance -- 0.3%
   450,000               BBB+/BBB+   Platinum Underwriters HD, 7.5%, 6/1/17          $    468,814
   275,000                 A-/Baa1   Reinsurance Group, Inc., 6.45%, 11/15/19             292,553
   240,000                BBB/Baa2   Validus Holdings, Ltd., 8.875%, 1/26/40              255,360
                                                                                     ------------
                                                                                     $  1,016,727
                                                                                     ------------
                                     Total Insurance                                 $  6,209,209
-------------------------------------------------------------------------------------------------
                                     REAL ESTATE -- 1.9%
                                     Diversified Real Estate Activities -- 0.1%
   235,000                   A-/A2   WEA Finance LLC, 7.125%, 4/15/18                $    272,089
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

32     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

---------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                       Value
---------------------------------------------------------------------------------------------------
                                     Diversified Real Estate Investment Trust -- 0.3%
   440,000               BBB+/Baa1   Dexus Finance Pty, Ltd., 7.125%, 10/15/14         $    493,005
   140,000                BBB/Baa2   Digital Realty Trust LP, 4.5%, 7/15/15                 143,050
    60,000                BBB/Baa2   Digital Realty Trust LP, 5.875%, 2/1/20                 62,094
                                                                                       ------------
                                                                                       $    698,149
---------------------------------------------------------------------------------------------------
                                     Office Real Estate Investment Trust -- 0.2%
    50,000                BBB/Baa2   Mack-Cali Realty Corp., 7.75%, 8/15/19            $     57,837
   500,000                BBB/Baa2   Mack-Cali Realty LP, 5.125%, 2/15/14                   528,584
                                                                                       ------------
                                                                                       $    586,421
---------------------------------------------------------------------------------------------------
                                     Retail Real Estate Investment Trust -- 0.4%
   245,000                 BB/Baa3   Developers Diversified Realty, 7.5%, 4/1/17       $    276,243
   500,000                   A-/A3   Simon Property Group LP, 5.0%, 3/1/12                  512,574
   435,000                BBB/Baa2   Tanger Factory Outlet Centers, Inc.,
                                     6.15%, 11/15/15                                        471,814
                                                                                       ------------
                                                                                       $  1,260,631
---------------------------------------------------------------------------------------------------
                                     Specialized Real Estate Investment Trust -- 0.9%
   700,000               BBB-/Baa2   Health Care REIT, Inc., 6.2%, 6/1/16              $    776,497
   210,000               BBB-/Baa3   Healthcare Realty Trust, Inc., 6.5%, 1/17/17           232,849
   475,000               BBB-/Baa2   Hospitality Properties Trust, 7.875%, 8/15/14          532,326
   382,000               BBB-/Baa3   Senior Housing Properties Trust, 6.75%, 4/15/20        405,312
   500,000               BBB-/Baa3   Ventas Realty LP/V, 6.5%, 6/1/16                       520,317
   210,000               BBB-/Baa3   Ventas Realty LP/V, 6.5%, 6/1/16                       218,533
                                                                                       ------------
                                                                                       $  2,685,834
                                                                                       ------------
                                     Total Real Estate                                 $  5,503,124
---------------------------------------------------------------------------------------------------
                                     SOFTWARE & SERVICES -- 0.2%
                                     Data Processing & Outsourced Services -- 0.1%
    44,000                 B-/Caa1   First Data Corp., 12.625%, 1/15/21 (b)            $     44,550
    44,000                 B-/Caa1   First Data Corp., 8.25%, 1/15/21 (b)                    42,350
    11,000                 B-/Caa1   First Data Corp., 9.875%, 9/24/15 (b)                   10,973
                                                                                       ------------
                                                                                       $     97,873
---------------------------------------------------------------------------------------------------
                                     Internet Software & Services -- 0.1%
   340,000                   NR/A2   GTP Towers Issuer LLC, 4.436%,
                                     2/15/15 (144A)                                    $    350,847
                                                                                       ------------
                                     Total Software & Services                         $    448,720
---------------------------------------------------------------------------------------------------
                                     TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
                                     Office Electronics -- 0.0%
    40,000               BBB-/Baa2   Xerox Corp., 8.25%, 5/15/14                       $     47,253
                                                                                       ------------
                                     Total Technology Hardware & Equipment             $     47,253
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     33

--------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                      Value
--------------------------------------------------------------------------------------------------
                                     SEMICONDUCTORS -- 0.1%
                                     Semiconductor Equipment -- 0.1%
   185,000                BBB/Baa1   Klac Instruments Corp., 6.9%, 5/1/18             $    204,342
                                                                                      ------------
                                     Total Semiconductors                             $    204,342
--------------------------------------------------------------------------------------------------
                                     TELECOMMUNICATION SERVICES -- 0.8%
                                     Integrated Telecommunication Services -- 0.6%
   335,000               BBB-/Baa3   Embarq Corp., 7.082%, 6/1/16                     $    381,406
   350,000                   A-/A3   France Telecom SA, 4.375%, 7/8/14                     377,242
   500,000                BBB/Baa2   Telecom Italia Capital SA, 7.175%, 6/18/19            541,264
   300,000                BBB/Baa2   Telecom Italia Capital S.p.A., 5.25%, 11/15/13        312,820
   150,000                   A-/A3   Verizon Communications, Inc., 8.75%, 11/1/18          194,708
                                                                                      ------------
                                                                                      $  1,807,440
--------------------------------------------------------------------------------------------------
                                     Wireless Telecommunication Services -- 0.2%
   500,000                 A-/Baa1   Vodafone Group Plc, 5.375%, 1/30/15              $    552,184
                                                                                      ------------
                                     Total Telecommunication Services                 $  2,359,624
--------------------------------------------------------------------------------------------------
                                     UTILITIES -- 1.1%
                                     Electric Utilities -- 0.9%
   175,000                 BBB+/A3   CenterPoint Energy Houston Electric LLC,
                                     7.0%, 3/1/14                                     $    201,187
   225,000                 A-/Baa1   Commonwealth Edison, 6.15%, 9/15/17                   259,433
   270,000                   A-/A2   Enel Finance International SA, 5.125%,
                                     10/7/19 (144A)                                        266,173
   174,207               BBB-/Baa3   FPL Energy America Wind LLC, 6.639%,
                                     6/20/23 (144A)                                        178,043
    87,200                  B+/Ba2   FPL Energy Wind Funding, 6.876%,
                                     6/27/17 (144A)                                         84,584
   200,000                BB+/Baa2   Israel Electric Corp., Ltd., 7.25%,
                                     1/15/19 (144A)                                        215,092
   125,000                BBB/Baa3   Neveda Power Co., 6.5%, 8/1/18                        144,364
   615,000               BBB+/Baa2   NY State Gas and Electric Co., 6.15%,
                                     12/15/17 (144A)                                       666,579
   118,726                   NR/WR   Orcal Geothermal, Inc., 6.21%,
                                     12/30/20 (144A)                                       112,988
   100,000                BB+/Baa3   Public Service of New Mexico, Inc.,
                                     7.95%, 5/15/18                                        113,182
   250,000                 BBB+/A3   West Penn Power Co., 5.95%, 12/15/17                  278,133
                                                                                      ------------
                                                                                      $  2,519,758
--------------------------------------------------------------------------------------------------
                                     Gas Utilities -- 0.1%
   250,000                  A+/Aa3   Southern California Gas Co.,
                                     5.125%, 11/15/40                                 $    243,281
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

34     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                              Value
------------------------------------------------------------------------------------------
                                   Independent Power Producer & Energy Traders -- 0.1%
  221,483                  NR/B1   Coso Geothermal Power Holdings, 7.0%,
                                   7/15/26 (144A)                             $    189,066
  300,000                 BB/Ba2   NSG Holdings, Inc., 7.75%, 12/15/25             279,000
                                                                              ------------
                                                                              $    468,066
                                                                              ------------
                                   Total Utilities                            $  3,231,105
------------------------------------------------------------------------------------------
                                   TOTAL CORPORATE BONDS
                                   (Cost $54,960,200)                         $ 60,560,441
------------------------------------------------------------------------------------------
                                   U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 7.6%
  198,832                AAA/Aaa   Fannie Mae, 5.45%, 12/25/20                $    214,976
  399,195                AAA/Aaa   Fannie Mae, 5.5%, 12/1/35                       428,948
  413,609                AAA/Aaa   Fannie Mae, 5.5%, 3/1/23                        446,674
  381,922    5.96        AAA/Aaa   Fannie Mae, Floating Rate Note, 3/25/39         393,320
  200,004                AAA/Aaa   Federal Home Loan Mortgage Corp.,
                                   5.0%, 11/1/34                                   210,591
  232,879                AAA/Aaa   Federal Home Loan Mortgage Corp.,
                                   5.5%, 10/1/16-11/1/34                           250,258
   82,971                AAA/Aaa   Federal Home Loan Mortgage Corp.,
                                   6.0%, 4/1/33                                     91,367
   70,740                AAA/Aaa   Federal Home Loan Mortgage Corp.,
                                   6.5%, 10/1/33                                    80,028
  123,238                AAA/Aaa   Federal Home Loan Mortgage Corp.,
                                   6.5%, 5/1/32                                    139,122
  136,129                AAA/Aaa   Federal Home Loan Mortgage Corp.,
                                   7.0%, 10/1/46                                   152,929
  211,149    2.56        AAA/Aaa   Federal Home Loan Mortgage Corp.,
                                   Floating Rate Note, 11/1/35                     221,749
1,655,351                AAA/Aaa   Federal National Mortgage Association,
                                   4.5%, 11/1/20-6/1/39                          1,768,183
1,185,578                AAA/Aaa   Federal National Mortgage Association,
                                   5.0%, 12/1/17-11/1/38                         1,249,989
1,732,539                AAA/Aaa   Federal National Mortgage Association,
                                   5.5%, 8/1/14-5/1/37                           1,858,316
  783,759                AAA/Aaa   Federal National Mortgage Association,
                                   6.0%, 1/1/29-12/1/37                            855,298
  233,777                AAA/Aaa   Federal National Mortgage Association,
                                   6.5%, 4/1/29-10/1/32                            264,071
  298,145                AAA/Aaa   Federal National Mortgage Association,
                                   7.0%, 3/1/12-1/1/36                             338,327
   24,891                AAA/Aaa   Federal National Mortgage Association,
                                   8.0%, 4/1/20-5/1/31                              28,773
  413,551                AAA/Aaa   Freddie Mac, 6.0%, 10/1/38                      449,321
   43,122                AAA/Aaa   Government National Mortgage Association,
                                   4.5%, 4/15/35                                    44,833

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     35

---------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                 Value
---------------------------------------------------------------------------------------------
                                   U.S. Government and Agency Obligations -- (continued)
2,946,462                AAA/Aaa   Government National Mortgage Association,
                                   5.0%, 2/15/18-4/20/35                         $  3,168,868
  966,612                AAA/Aaa   Government National Mortgage Association,
                                   6.0%, 8/15/13-9/15/38                            1,070,363
  606,192                AAA/Aaa   Government National Mortgage Association,
                                   6.5%, 10/15/28-5/15/33                             685,246
    6,227                AAA/Aaa   Government National Mortgage Association,
                                   7.0%, 4/15/28-8/15/28                                7,194
   12,188                AAA/Aaa   Government National Mortgage Association,
                                   7.5%, 9/20/29-1/15/30                               14,256
    3,777                AAA/Aaa   Government National Mortgage Association,
                                   8.0%, 2/15/30                                        3,926
  157,348                AAA/Aaa   Government National Mortgage Association II,
                                   5.5%, 2/20/34                                      170,182
  500,000                AAA/Aaa   Tennessee Valley Authority, 6.25%, 12/15/17        595,868
1,020,000                AAA/Aaa   U.S. Treasury Bonds, 5.25%, 11/15/28             1,145,588
  500,000                AAA/Aaa   U.S. Treasury Notes, 3.625%, 2/15/20               517,383
1,500,000                 NR/Aaa   U.S. Treasury Notes, 1.875%, 8/31/17             1,434,726
  300,000                 NR/Aaa   U.S. Treasury Notes, 2.625%, 11/15/20              281,250
  700,000                 NR/Aaa   U.S. Treasury Notes, 3.0%, 2/28/17                 723,407
1,750,000                AAA/Aaa   U.S. Treasury Notes, 3.125%, 5/15/19             1,766,270
  300,000                AAA/Aaa   U.S. Treasury Notes, 3.375%, 11/15/19              305,742
  510,000                AAA/Aaa   U.S. Treasury Notes, 5.375%, 2/15/31               581,241
                                                                                 ------------
                                                                                 $ 21,958,583
                                                                                 ------------
                                   (Cost $21,024,352)                            $ 21,958,583
---------------------------------------------------------------------------------------------
                                   FOREIGN GOVERNMENT BOND -- 0.1%
  225,000                AAA/Aaa   France Government Bond OAT, 4.0%, 4/25/14     $    327,145
---------------------------------------------------------------------------------------------
                                   TOTAL FOREIGN GOVERNMENT BOND
                                   (Cost $347,171)                               $    327,145
---------------------------------------------------------------------------------------------
                                   MUNICIPAL BONDS -- 1.0%
                                   MISCELLANEOUS -- 0.4%
1,000,000                  A-/A1   State of California, 5.45%, 4/1/15            $  1,052,730
                                                                                 ------------
                                   Total Miscellaneous                           $  1,052,730
---------------------------------------------------------------------------------------------
                                   GOVERNMENT -- 0.6%
                                   Municipal Development -- 0.1%
  265,000                BBB-/WR   Indiana State Development Finance,
                                   5.75%, 10/1/11                                $    266,617
---------------------------------------------------------------------------------------------
                                   Municipal General -- 0.2%
  270,000                 AA/Aa1   OH INFRA-TXB-2-BABS, 3.0%, 6/15/15            $    273,637
  420,000                  A-/A1   State of California, 6.2%, 3/1/19                  432,058
                                                                                 ------------
                                                                                 $    705,695
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

36     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

-----------------------------------------------------------------------------------------------------
                         S&P/
Principal    Floating    Moody's
Amount ($)   Rate (d)    Ratings                                                         Value
-----------------------------------------------------------------------------------------------------
                                   Municipal Higher Education -- 0.3%
   400,000               AAA/Aaa   Massachusetts Health & Educational Facilities
                                   Authority, 5.5%, 11/15/36                             $    423,044
   100,000               AAA/Aaa   Missouri State Health & Educational Facilities,
                                   5.0%, 11/15/39                                             100,558
   300,000               AAA/Aaa   New York State Dormitory Authority,
                                   5.0%, 10/1/41                                              304,764
                                                                                         ------------
                                                                                         $    828,366
                                                                                         ------------
                                   Total Government                                      $  1,800,678
-----------------------------------------------------------------------------------------------------
                                   TOTAL MUNICIPAL BONDS
                                   (Cost $2,778,438)                                     $  2,853,408
-----------------------------------------------------------------------------------------------------
                                   SENIOR FLOATING RATE LOAN
                                   INTERESTS -- 0.3%**
                                   TRANSPORTATION -- 0.1%
                                   Trucking -- 0.1%
   235,838        6.75     NR/B1   Swift Transportation Co., LLC, Term Loan,
                                   11/22/16                                              $    239,450
                                                                                         ------------
                                   Total Transportation                                  $    239,450
-----------------------------------------------------------------------------------------------------
                                   TECHNOLOGY HARDWARE & EQUIPMENT -- 0.2%
                                   Communications Equipment -- 0.2%
   500,000        0.00    BB/Ba2   CommScope, Inc., Term Loan, 1/03/18                   $    511,250
                                                                                         ------------
                                   Total Technology Hardware & Equipment                 $    511,250
-----------------------------------------------------------------------------------------------------
                                   TOTAL SENIOR FLOATING RATE LOAN
                                   INTERESTS
                                   (Cost $731,011)                                       $    750,700
-----------------------------------------------------------------------------------------------------
                                   TEMPORARY CASH INVESTMENTS -- 7.0%
                                   SECURITIES LENDING COLLATERAL -- 7.0% (c)
                                   Certificates of Deposit:
   650,809                         Bank of Nova Scotia, 0.35%, 9/29/11                   $    650,809
   455,566                         BBVA Group NY, 0.86%, 7/26/11                              455,566
   325,404                         BNP Paribas Bank NY, 0.29%, 2/8/11                         325,404
   650,809                         Canadian Imperial Bank of Commerce NY,
                                   0.27%, 4/27/11                                             650,809
   650,809                         DnB NOR Bank ASA NY, 0.25%, 3/7/11                         650,809
   325,386                         National Australia Bank NY, 0.32%, 10/19/11                325,386
   650,809                         Nordea NY, 0.3%, 4/13/11                                   650,809
   650,809                         RoboBank Netherland NV NY, 0.31%, 8/8/11                   650,809
   650,809                         Royal Bank of Canada NY, 0.42%, 12/2/11                    650,809
   325,404                         SocGen NY, 0.30%, 2/10/11                                  325,404
   650,809                         Westpac Banking Corp. NY, 0.42%, 12/6/11                   650,809
                                                                                         ------------
                                                                                         $  5,987,423
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     37

--------------------------------------------------------------------------------------------------
                           S&P/
Principal      Floating    Moody's
Amount ($)     Rate (d)    Ratings                                                    Value
--------------------------------------------------------------------------------------------------
                                     Commercial Paper:
     260,323                         American Honda Finance, 0.35%, 1/11/12           $    260,323
     261,103                         American Honda Finance, 1.05%, 6/20/11                261,103
     238,943                         Australia & New Zealand Banking Group,
                                     0.89%, 8/4/11                                         238,943
     662,555                         Caterpillar Financial Services Corp.,
                                     1.05%, 6/24/11                                        662,555
     195,233                         CHARFD, 0.26%, 2/8/11                                 195,233
     325,402                         FAIRPP, 0.27%, 2/2/11                                 325,402
     334,196                         FAIRPP, 0.27%, 3/7/11                                 334,196
     650,852                         Federal Home Loan Bank, 0.35%, 6/1/11                 650,852
     325,486                         General Electric Capital Corp., 0.39%, 4/28/11        325,486
      65,060                         General Electric Capital Corp., 0.38%, 6/6/11          65,060
     650,623                         OLDLLC, 0.27%, 3/11/11                                650,623
     390,447                         Parfin, 0.27%, 2/14/11                                390,447
     650,766                         SEB, 0.39%, 2/7/11                                    650,766
     325,167                         SOCNAM, 0.37%, 4/14/11                                325,167
     390,440                         STDFIN, 0.6%, 2/8/11                                  390,440
     650,804                         STRAIT, 0.25%, 2/2/11                                 650,804
     325,402                         TBLLC, 0.27%, 2/2/11                                  325,402
     650,809                         Toyota Motor Credit Corp., 0.42%, 9/8/11              650,809
     260,299                         VARFUN, 0.26%, 2/14/11                                260,299
     390,257                         VARFUN, 0.27%, 4/20/11                                390,257
     390,489                         Wachovia, 0.40%, 3/22/11                              390,489
     260,474                         Wachovia, 0.43%, 10/15/11                             260,474
                                                                                      ------------
                                                                                      $  8,655,130
--------------------------------------------------------------------------------------------------
                                     Tri-party Repurchase Agreements:
     191,663                         Barclays Capital Plc, 0.21%, 2/1/11              $    191,663
     325,404                         Deutsche Bank Securities, Inc., 0.21%, 2/1/11         325,404
   1,301,617                         HSBC Bank USA NA, 0.21%, 2/1/11                     1,301,617
   1,952,426                         RBS Securities, Inc., 0.22%, 2/1/11                 1,952,426
                                                                                      ------------
                                                                                      $  3,771,110
--------------------------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------------------------
                                     Money Market Mutual Funds:
     976,214                         Dreyfus Preferred Money Market Fund              $    976,214
     976,213                         Fidelity Prime Money Market Fund                      976,213
                                                                                      ------------
                                                                                      $  1,952,427
--------------------------------------------------------------------------------------------------
                                     TOTAL TEMPORARY CASH INVESTMENTS
                                     (Cost $20,366,090)                               $ 20,366,090
--------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENT IN SECURITIES -- 106.3%
                                     (Cost 262,520,520) (a)                           $311,252,966
--------------------------------------------------------------------------------------------------
                                     OTHER ASSETS AND LIABILITIES -- (6.3)%           $(18,462,290)
--------------------------------------------------------------------------------------------------
                                     TOTAL NET ASSETS -- 100.0%                       $292,790,676
==================================================================================================

The accompanying notes are an integral part of these financial statements.

38     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

*        Non-income producing security.

NR       Not rated by either S&P or Moody's.

WR       Withdrawn rating.

(A.D.R.) American Depositary Receipt.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2011, the value of these securities amounted to $7,686,912 or 2.6% of total net assets.

(a) At January 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $262,745,299 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $51,245,606
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (2,737,939)
                                                                                   -----------
       Net unrealized gain                                                         $48,507,667
                                                                                   ===========

(b)      At January 31, 2011, the following securities were out on loan:


---------------------------------------------------------------------------------
Principal
Amount ($)        Security                                                Value
---------------------------------------------------------------------------------
      400,000     Branch Banking & Trust Co., 4.875%, 1/15/13             424,178
       14,000     First Data Corp., 12.625%, 1/15/21                       14,175
       40,000     First Data Corp., 8.25%, 1/15/21                         38,500
       10,000     First Data Corp., 9.875%, 9/24/15                         9,975
      559,000     JPMorgan Chase & Co., 7.9%, 4/29/49                     602,507
      510,000     Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)     510,133
      495,000     Morgan Stanley Co., 5.0%, 8/31/25                       492,339


----------------------------------------------------------------------
Shares
----------------------------------------------------------------------
  55,300       CenturyLink, Inc.                             2,391,172
  37,600       Check Point Software Technologies, Ltd. *     1,675,080
  19,000       EQT Corp.                                       915,610
  29,000       Flir Systems, Inc. *                            900,160
  26,100       Gamestop Corp. *                                549,927
  15,800       Lazard, Ltd.                                    659,176
  45,200       Microchip Technology, Inc.                    1,648,444
  60,800       New York Community Bancorp, Inc.              1,113,856


The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     39

--------------------------------------------------------------
Shares         Security                            Value
--------------------------------------------------------------
     5,000     Nuance Communications, Inc. *           101,650
   150,200     Regal Entertainment Group, Inc.       1,826,432
    41,000     Rio Tinto Plc (A.D.R.)                2,848,680
    40,300     Royal Dutch Shell Plc (A.D.R.)        2,860,897
    14,500     Textron, Inc.                           381,205
--------------------------------------------------------------
               Total                               $19,964,096
==============================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

(d) Debt obligation with a variable interest rate. Rate shown is rate at period end

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2011 aggregated $39,944,978 and $43,230,870, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's assets:


-----------------------------------------------------------------------------------------------------
                                          Level 1          Level 2           Level 3      Total
-----------------------------------------------------------------------------------------------------
 Asset backed securities                 $        --      $  4,244,836          $--      $  4,244,836
 Collateralized mortgage obligations              --        11,717,408           --        11,717,408
 Corporate bonds                                  --        60,560,441           --        60,560,441
 Municipal bonds                                  --         2,853,408           --         2,853,408
 U.S. government and agency
 obligations                                      --        21,958,583           --        21,958,583
 Common stocks                           188,394,165                --           --       188,394,165
 Preferred stocks                             80,190                --           --            80,190
 Foreign government bonds                         --           327,145           --           327,145
 Senior Floating Rate Loan Interests              --           750,700           --           750,700
 Temporary cash investments                       --        18,413,663           --        18,413,663
 Money market mutual funds                 1,952,427                --           --         1,952,427
-----------------------------------------------------------------------------------------------------
 Total                                   $ 1,952,427      $309,300,539          $--      $311,252,966
=====================================================================================================


The accompanying notes are an integral part of these financial statements.

40     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

Statement of Assets and Liabilities | 1/31/11 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of $19,964,096)
   (cost $262,520,520)                                                     $311,252,966
  Cash                                                                          725,685
  Receivables --
   Investment securities sold                                                   397,969
   Fund shares sold                                                             454,592
   Dividends and interest                                                     1,268,595
  Other                                                                          32,810
---------------------------------------------------------------------------------------
     Total assets                                                          $314,132,617
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                         $    302,949
   Fund shares repurchased                                                      426,709
   Upon return of securities loaned                                          20,366,090
  Due to affiliates                                                             153,249
  Accrued expenses                                                               92,944
---------------------------------------------------------------------------------------
     Total liabilities                                                     $ 21,341,941
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $256,782,581
  Undistributed net investment income                                           177,516
  Accumulated net realized gain on investments and foreign currency
   transactions                                                             (12,902,293)
  Net unrealized gain on investments                                         48,732,446
  Net unrealized gain on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                         426
---------------------------------------------------------------------------------------
     Total net assets                                                      $292,790,676
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $125,771,003/13,297,061 shares)                        $       9.46
  Class B (based on $10,470,818/1,115,126 shares)                          $       9.39
  Class C (based on $13,242,911/1,404,287 shares)                          $       9.43
  Class Y (based on $143,305,944/15,156,325 shares)                        $       9.46
MAXIMUM OFFERING PRICE:
  Class A ($9.46 [divided by] 95.5%)                                       $       9.91
=======================================================================================

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     41

Statement of Operations (unaudited)

For the Six Months Ended 1/31/11


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $23,374)                    $ 2,358,317
  Interest                                                                  2,340,695
  Income from securities loaned, net                                           20,753
------------------------------------------------------------------------------------------------------
     Total investment income                                                               $ 4,719,765
------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                         $   911,101
  Transfer agent fees
   Class A                                                                    117,541
   Class B                                                                     19,206
   Class C                                                                     10,517
   Class Y                                                                        665
  Distribution fees
   Class A                                                                    149,850
   Class B                                                                     55,589
   Class C                                                                     64,196
  Shareholder communications expense                                           98,796
  Administrative reimbursements                                                45,471
  Custodian fees                                                                5,263
  Registration fees                                                            29,323
  Professional fees                                                            26,794
  Printing expense                                                             20,745
  Fees and expenses of nonaffiliated trustees                                   3,438
  Miscellaneous                                                                13,799
------------------------------------------------------------------------------------------------------
     Total expenses                                                                        $ 1,572,294
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                             (79,012)
------------------------------------------------------------------------------------------------------
     Net expenses                                                                          $ 1,493,282
------------------------------------------------------------------------------------------------------
       Net investment income                                                               $ 3,226,483
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investments                                                         $ 5,108,004
------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                            $25,189,629
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                            312      $25,189,941
------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                $30,297,945
------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                     $33,524,428
======================================================================================================

The accompanying notes are an integral part of these financial statements.

42     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

Statements of Changes in Net Assets

For the Six Months Ended 1/31/11 and the Year Ended 7/31/10, respectively


-------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            1/31/11            Year Ended
                                                            (unaudited)        7/31/10
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $  3,226,483       $  6,880,816
Net realized gain on investments and foreign currency
  transactions                                                 5,108,004          6,566,177
Change in net unrealized gain on investments and foreign
  currency transactions                                       25,189,941         13,266,228
-------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 33,524,428       $ 26,713,221
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.11 and $0.24 per share, respectively)        $ (1,462,372)      $ (3,146,371)
   Class B ($0.07 and $0.17 per share, respectively)             (83,162)          (285,370)
   Class C ($0.07 and $0.17 per share, respectively)             (98,512)          (231,217)
   Class Y ($0.12 and $0.28 per share, respectively)          (1,791,249)        (4,310,527)
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $ (3,435,295)      $ (7,973,485)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 16,773,688       $ 39,147,831
Reinvestment of distributions                                  3,318,273          7,652,814
Cost of shares repurchased                                   (23,398,987)       (64,570,198)
-------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                     $ (3,307,026)      $(17,769,553)
-------------------------------------------------------------------------------------------
   Net increase in net assets                               $ 26,782,107       $    970,183
NET ASSETS:
Beginning of period                                          266,008,569        265,038,386
-------------------------------------------------------------------------------------------
End of period                                               $292,790,676       $266,008,569
-------------------------------------------------------------------------------------------
Undistributed net investment income                         $    177,516       $    386,328
===========================================================================================

The accompanying notes are an integral part of these financial statements.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     43

------------------------------------------------------------------------------------------------
                                   '11 Shares        '11 Amount       '10 Shares     '10 Amount
                                   (unaudited)       (unaudited)
------------------------------------------------------------------------------------------------
Class A
Shares sold                             946,407     $ 8,515,305        2,258,948     $19,347,860
Reinvestment of distributions           151,803       1,363,187          342,114       2,901,149
Less shares repurchased              (1,055,926)     (9,488,011)      (3,540,395)    (29,911,883)
------------------------------------------------------------------------------------------------
   Net increase (decrease)               42,283     $   390,481         (939,333)    $(7,662,874)
================================================================================================
Class B
Shares sold                              30,790     $   277,995          189,578     $ 1,613,876
Reinvestment of distributions             8,692          77,434           31,293         263,089
Less shares repurchased                (322,872)     (2,870,682)        (743,746)     (6,309,903)
------------------------------------------------------------------------------------------------
   Net decrease                        (283,390)    $(2,515,253)        (522,875)    $(4,432,938)
================================================================================================
Class C
Shares sold                             170,361     $ 1,532,453          461,161     $ 3,948,031
Reinvestment of distributions            10,465          93,864           25,253         213,355
Less shares repurchased                (258,285)     (2,288,437)        (365,730)     (3,105,560)
------------------------------------------------------------------------------------------------
   Net increase (decrease)              (77,460)    $  (662,120)         120,684     $ 1,055,826
================================================================================================
Class Y
Shares sold                             717,002     $ 6,447,935        1,678,504     $14,238,064
Reinvestment of distributions           198,234       1,783,788          504,055       4,275,221
Less shares repurchased                (978,697)     (8,751,857)      (2,945,131)    (25,242,852)
------------------------------------------------------------------------------------------------
   Net decrease                         (63,461)    $  (520,134)        (762,572)    $(6,729,567)
================================================================================================


The accompanying notes are an integral part of these financial statements.

44     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

Financial Highlights

------------------------------------------------------------------------------------------------------------------------
                                                                            Six Months Ended
                                                                            1/31/11            Year Ended   Year Ended
                                                                            (Unaudited)        7/31/10      7/31/09
------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                        $   8.49           $   7.93     $   8.65
------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                      $   0.10           $   0.21     $   0.30
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                 0.98               0.59        (0.76)
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                        $   1.08           $   0.80     $  (0.46)
------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                         (0.11)             (0.24)       (0.26)
 Net realized gain                                                                --                 --           --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         $  (0.11)          $  (0.24)    $  (0.26)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                  $   0.97           $   0.56     $  (0.72)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $   9.46           $   8.49     $   7.93
========================================================================================================================
Total return*                                                                  12.80%             10.07%       (4.95)%
Ratio of net expenses to average net assets+                                    1.16%**            1.16%        1.16%
Ratio of net investment income to average net assets+                           2.21%**            2.41%        4.05%
Portfolio turnover rate                                                           29%**              37%          86%
Net assets, end of period (in thousands)                                    $125,771           $112,568     $112,506
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.28%**            1.31%        1.42%
 Net investment income                                                          2.08%**            2.26%        3.80%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   1.16%**            1.16%        1.16%
 Net investment income                                                          2.21%**            2.41%        4.05%
========================================================================================================================


----------------------------------------------------------------------------------------------------------------
                                                                           Year Ended   Year Ended   Year Ended
                                                                           7/31/08      7/31/07      7/31/06 (a)
----------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                       $  10.80     $  11.19     $  13.05
----------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                     $   0.31     $   0.37     $   0.31
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                               (0.99)        0.73         0.51
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $  (0.68)    $   1.10     $   0.82
----------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                        (0.33)       (0.38)       (0.29)
 Net realized gain                                                            (1.14)       (1.11)       (2.39)
----------------------------------------------------------------------------------------------------------------
Total distributions                                                        $  (1.47)    $  (1.49)    $  (2.68)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  (2.15)    $  (0.39)    $  (1.86)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $   8.65     $  10.80     $  11.19
================================================================================================================
Total return*                                                                 (7.52)%      10.42%        7.52%
Ratio of net expenses to average net assets+                                   1.17%        1.16%        1.24%
Ratio of net investment income to average net assets+                          3.22%        3.29%        2.65%
Portfolio turnover rate                                                          50%          64%         115%
Net assets, end of period (in thousands)                                   $111,667     $163,391     $ 66,691
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  1.30%        1.25%        1.24%
 Net investment income                                                         3.09%        3.20%        2.65%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  1.16%        1.16%        1.24%
 Net investment income                                                         3.23%        3.29%        2.65%
================================================================================================================

(a) Pioneer Investment Management, Inc. became the Fund's adviser on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11    45

-------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months Ended
                                                                                1/31/11           Year Ended   Year Ended
                                                                                (Unaudited)       7/31/10      7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                            $  8.43           $  7.88      $  8.61
-------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                          $  0.06           $  0.13      $  0.24
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                                     0.97              0.59        (0.76)
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $  1.03           $  0.72      $ (0.52)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            (0.07)            (0.17)       (0.21)
 Net realized gain                                                                   --                --           --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                             $ (0.07)          $ (0.17)     $ (0.21)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  0.96           $  0.55      $ (0.73)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  9.39           $  8.43      $  7.88
========================================================================================================================
Total return*                                                                     12.24%             9.12%       (5.82)%
Ratio of net expenses to average net assets+                                       2.06%**           2.06%        2.06%
Ratio of net investment income to average net assets+                              1.34%**           1.54%        3.18%
Portfolio turnover rate                                                              29%**             37%          86%
Net assets, end of period (in thousands)                                        $10,471           $11,790      $15,132
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      2.16%**           2.22%        2.32%
 Net investment income                                                             1.25%**           1.37%        2.92%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      2.06%**           2.06%        2.06%
 Net investment income                                                             1.34%**           1.54%        3.18%
========================================================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended   Year Ended   Year Ended
                                                                                7/31/08      7/31/07      7/31/06 (a)
---------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                            $ 10.74      $ 11.14      $ 13.00
---------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                          $  0.23      $  0.28      $  0.20
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                   (0.99)        0.72         0.52
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $ (0.76)     $  1.00      $  0.72
---------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            (0.23)       (0.29)       (0.19)
 Net realized gain                                                                (1.14)       (1.11)       (2.39)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                             $ (1.37)     $ (1.40)     $ (2.58)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ (2.13)     $ (0.40)     $ (1.86)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  8.61      $ 10.74      $ 11.14
=====================================================================================================================
Total return*                                                                     (8.33)%       9.47%        6.56%
Ratio of net expenses to average net assets+                                       2.07%        2.07%        2.17%
Ratio of net investment income to average net assets+                              2.31%        2.36%        1.75%
Portfolio turnover rate                                                              50%          64%         115%
Net assets, end of period (in thousands)                                        $21,652      $29,871      $20,076
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      2.13%        2.09%        2.17%
 Net investment income                                                             2.25%        2.34%        1.75%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      2.06%        2.06%        2.17%
 Net investment income                                                             2.32%        2.37%        1.75%
=====================================================================================================================

(a) Pioneer Investment Management, Inc. became the Fund's adviser on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

46    Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

-------------------------------------------------------------------------------------------------------------------------
                                                                                 Six Months Ended
                                                                                1/31/11           Year Ended   Year Ended
                                                                                (Unaudited)       7/31/10      7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $  8.47           $  7.91      $  8.63
-------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                          $  0.06           $  0.13      $  0.23
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                    0.97              0.60        (0.75)
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $  1.03           $  0.73      $ (0.52)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            (0.07)            (0.17)       (0.20)
 Net realized gain                                                                   --                --           --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  0.96           $  0.56      $ (0.72)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  9.43           $  8.47      $  7.91
=========================================================================================================================
Total return*                                                                     12.20%             9.23%       (5.79)%
Ratio of net expenses to average net assets+                                       2.00%**           2.06%        2.06%
Ratio of net investment income to average net assets+                              1.37%**           1.50%        3.15%
Portfolio turnover rate                                                              29%**             37%          86%
Net assets, end of period (in thousands)                                        $13,243           $12,544      $10,764
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      2.00%**           2.06%        2.21%
 Net investment income                                                             1.37%**           1.50%        3.01%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      2.00%**           2.06%        2.06%
 Net investment income                                                             1.37%**           1.50%        3.16%
=========================================================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                                                          9/23/05 (a)
                                                                                Year Ended   Year Ended   to
                                                                                7/31/08      7/31/07      7/31/06
---------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                            $ 10.79      $ 11.19      $ 12.86
---------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                          $  0.22      $  0.29      $  0.18
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                   (0.99)        0.72         0.73
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $ (0.77)     $  1.01      $  0.91
---------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            (0.25)       (0.30)       (0.19)
 Net realized gain                                                                (1.14)       (1.11)       (2.39)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ (2.16)     $ (0.40)     $ (1.67)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  8.63      $ 10.79      $ 11.19
=====================================================================================================================
Total return*                                                                     (8.40)%       9.54%        8.21%(b)
Ratio of net expenses to average net assets+                                       2.07%        2.06%        2.00%**
Ratio of net investment income to average net assets+                              2.31%        2.41%        1.55%**
Portfolio turnover rate                                                              50%          64%         115%
Net assets, end of period (in thousands)                                        $ 9,071      $11,784      $   426
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      2.10%        2.10%        2.00%**
 Net investment income                                                             2.28%        2.37%        1.55%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      2.06%        2.06%        2.00%**
 Net investment income                                                             2.32%        2.41%        1.55%**
=====================================================================================================================

(a)  Class C shares were first publicly offered on September 23, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11    47

-------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months Ended
                                                                                1/31/11           Year Ended   Year Ended
                                                                                (Unaudited)       7/31/10      7/31/09
-------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                            $   8.49          $   7.93     $   8.65
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                          $   0.12          $   0.24     $   0.30
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                     0.97              0.60        (0.73)
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $   1.09          $   0.84     $  (0.43)
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                          $  (0.12)         $  (0.28)    $  (0.29)
 Net realized gain                                                                    --                --           --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                             $  (0.12)         $  (0.28)    $  (0.29)
-------------------------------------------------------------------------------------------------------------------------
Redemption Fee                                                                  $     --          $     --     $     --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $   0.97          $   0.56     $  (0.72)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $   9.46          $   8.49     $   7.93
=========================================================================================================================
Total return*                                                                      12.91%            10.58%       (4.62)%
Ratio of net expenses to average net assets+                                        0.81%**           0.78%        0.89%
Ratio of net investment income to average net assets+                               2.55%**           2.79%        4.03%
Portfolio turnover rate                                                               29%**             37%          86%
Net assets, end of period (in thousands)                                        $143,306          $129,107     $126,636
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                       0.81%**           0.78%        0.89%
 Net investment income                                                              2.55%**           2.79%        4.03%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                       0.81%**           0.78%        0.89%
 Net investment income                                                              2.55%**           2.79%        4.03%
=========================================================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended   Year Ended   Year Ended
                                                                                7/31/08      7/31/07      7/31/06 (b)
---------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                            $ 10.80      $ 11.20      $ 13.05
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                          $  0.36      $  0.40      $  0.79
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                                   (1.01)        0.74         0.07
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                            $ (0.65)     $  1.14      $  0.86
---------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                          $ (0.36)     $ (0.43)     $ (0.32)
 Net realized gain                                                                (1.14)       (1.11)       (2.39)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                             $ (1.50)     $ (1.54)     $ (2.71)
---------------------------------------------------------------------------------------------------------------------
Redemption Fee                                                                  $    --      $    --      $  0.00(a)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $ (2.15)     $ (0.40)     $ (1.85)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  8.65      $ 10.80      $ 11.20
=====================================================================================================================
Total return*                                                                     (7.25)%      10.82%        7.89%
Ratio of net expenses to average net assets+                                       0.80%        0.80%        0.92%
Ratio of net investment income to average net assets+                              3.57%        3.61%        2.99%
Portfolio turnover rate                                                              50%          64%         115%
Net assets, end of period (in thousands)                                        $19,655      $27,743      $30,072
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                      0.80%        0.80%        0.92%
 Net investment income                                                             3.57%        3.61%        2.99%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                      0.80%        0.80%        0.92%
 Net investment income                                                             3.57%        3.61%        2.99%
=====================================================================================================================

(a)  Amount rounds to less than one cent per share.
(b) Pioneer Investment Management, Inc. became the Fund's adviser on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

48    Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

Notes to Financial Statements | 1/31/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Classic Balanced Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust IV, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the AmSouth Balanced Fund. The Fund's investment objective is to seek capital growth and current income through a diversified portfolio of equity securities and bonds.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Class C shares were first publicly offered on September 23, 2005. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the


              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     49

Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting period. Actual results could differ from those estimates.

The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Senior floating rate loan interests (senior loans) are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. Senior loans for which no reliable price quotes are available will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. Fixed income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Securities or loans for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the


50     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11
   security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At January 31, 2011 no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).


              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     51

C. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2010 was as follows:


----------------------------------------------
                                          2010
----------------------------------------------
   Distributions paid from:
   Ordinary income                  $7,973,485
   Long-term capital gain                   --
----------------------------------------------
     Total                          $7,973,485
==============================================


   The following shows the components of distributable earnings on a federal income tax basis at July 31, 2010:


------------------------------------------------------
                                                 2010
------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income        $     432,695
   Capital loss carryforward              (17,822,524)
   Current year dividend payable               (9,360)
   Unrealized appreciation                 23,318,151
------------------------------------------------------
     Total                              $   5,918,962
======================================================


   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash-sales, the tax basis adjustments on partnerships and the tax treatment of premium and amortization.


D. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $12,142 in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2011.


52     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

E. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market


              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     53
   value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion; 0.60% of the next $4 billion and 0.55% of the excess over $5 billion. The management fee was equivalent to 0.65% of the average daily net assets for the six months ended January 31, 2011.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.16%, 2.06%, 2.06% and 1.08% of the average daily net assets attributable to Class A, Class B, Class C and Class Y shares, respectively. These expense limitations are in effect through December 1, 2012 for Class A, Class B and Class C shares, and June 1, 2012 for Class Y shares. Expenses waived during the period ended January 31, 2011 are reflected on the Statement of Operations. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $24,371 in management fees, administrative costs and certain other reimbursements payable to PIM at January 31, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended January 31, 2011, such out-of-pocket expenses by class of shares were as follows:


54     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

----------------------------------------
Shareholder Communications:
----------------------------------------
Class A                          $50,198
Class B                            2,976
Class C                            5,622
Class Y                           40,000
----------------------------------------
   Total:                        $98,796
========================================


Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $124,367 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at January 31, 2011.


4. Distribution Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,511 in distribution fees payable to PFD at January 31, 2011.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended January 31, 2011, CDSCs in the amount of $12,075 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended January 31, 2011, the Fund's expenses were not reduced under such arrangements.


              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     55

6. Forward Foreign Currency Contracts

At January 31, 2011, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. During the six months ended January 31, 2011, the Fund had no outstanding portfolio or settlement hedges.


7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended January 31, 2011, the Fund had no borrowings under this agreement.


8. Additional Disclosures about Derivative Instruments and Hedging Activities:

The effect of derivative instruments on the Statement of Operations for the six months ended January 31, 2011 was as follows:


---------------------------------------------------------------------------------------------------
                                                                                     Change in
                                                                    Realized Gain    Unrealized
                                                                    or (Loss) on     Gain or (Loss)
              Location of Gain or                                   Derivatives      on Derivatives
              (Loss) On Derivatives                                 Recognized       Recognized
Derivatives   Recognized in Income                                  in Income        in Income
---------------------------------------------------------------------------------------------------
Foreign       Change in unrealized gain (loss) on forward foreign                    $312
Exchange      currency contracts and other assets and liabilities
Contracts     denominated in foreign currencies

9. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


56     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Classic Balanced Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     57
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2010, in the second quintile of its Morningstar category for the three and five year periods ended June 30, 2010, and in the first quintile of its Morningstar category for the ten year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's recent underperformance with PIM and were satisfied with the information presented by PIM with respect to the Fund's performance.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in


58     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11
the second quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as


              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     59
the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


60     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

Trustees, Officers and Service Providers


Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Daniel K. Kingsbury, Executive
Mary K. Bush                                  Vice President
Benjamin M. Friedman                        Mark E. Bradley, Treasurer
Margaret B.W. Graham                        Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     61

                            This page for your notes.

62     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

                            This page for your notes.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     63

                            This page for your notes.

64     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

                            This page for your notes.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     65

                            This page for your notes.

66     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

                            This page for your notes.

              Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11     67

                            This page for your notes.

68     Pioneer Classic Balanced Fund | Semiannual Report | 1/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Pioneer Government
Income Fund
--------------------------------------------------------------------------------
Semiannual Report | January 31, 2011
--------------------------------------------------------------------------------



Ticker Symbols:

Class A   AMGEX
Class B   ABGIX
Class C   GOVCX
Class Y   ATGIX



[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               14

Schedule of Investments                                                       16

Financial Statements                                                          23

Notes to Financial Statements                                                 31

Approval of Investment Advisory Agreement                                     39

Trustees, Officers and Service Providers                                      43


              Pioneer Government Income Fund | Semiannual Report | 1/31/11     1

President's Letter

Dear Shareowner,

In 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remained a problem throughout the year. Wary investors, concerned about risk, gravitated towards cash and bonds for most of 2010, until better economic news in the final few months of the year caused a slight shift in investor sentiment back towards stocks, thus lifting equity returns.

As we enter 2011, Pioneer remains generally optimistic about the prospects for economic recovery. The recovery process may occur more slowly than many would like, and may be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest in both equities and bonds.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, while equity markets barely budged, even though equity valuations were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors. Ultimately, many of those long-term investors were rewarded when the equity markets finally rallied over the last few months of 2010.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets


2     Pioneer Government Income Fund | Semiannual Report | 1/31/11
your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


              Pioneer Government Income Fund | Semiannual Report | 1/31/11     3

Portfolio Management Discussion | 1/31/11

The yields of longer-maturity government securities tended to drift somewhat higher over the six months ended January 31, 2011, while yields of shorter-maturity issues remained anchored at very low rates as a consequence of the U.S. Federal Reserve Board's accommodative monetary policy. In the following interview, Portfolio Managers Richard Schlanger and Charles Melchreit, members of Pioneer's Fixed-Income team, discuss the investment environment and the factors that affected the performance of Pioneer Government Income Fund over the six months ended January 31, 2011. Mr. Melchreit, vice president at Pioneer, and Mr. Schlanger, vice president at Pioneer, are responsible for the day-to-day management of the Fund.

Q  How did the Fund perform during the six months ended January 31, 2011?

A Pioneer Government Income Fund Class A shares produced a total return of -0.49% at net asset value over the six months ended January 31, 2011. Over the same period, the Fund's benchmarks, the Barclays Capital Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index, returned -0.55% and 0.07%, respectively. In addition, the average return of the 145 mutual funds in Lipper's General U.S. Government Funds category was -1.12% over the same six-month period. On January 31, 2011, the 30-day SEC yield for the Fund's Class A shares was 3.15%.

Q What was the investment environment like during the six months ended January 31, 2011?

A The main factor affecting the government securities market, in which the Fund invests, was a steepening of the yield curve. Short-term interest rates remained at near-historically low levels during the period, as the U.S. Federal Reserve Board (the Fed) kept the influential federal funds rate, which determines the overnight lending rate to banks, at between 0.00% and 0.25%. Intermediate and longer-term Treasury rates moved higher, however, due to worries about a variety of factors, including the growing federal debt in the United States, the worsening debt problems afflicting many state governments, better news about the state of the U.S. economy and the potential for greater inflationary pressures in the future.

   As a consequence of those worries, intermediate- and longer-term Treasuries fell in value as rates moved higher throughout the six-month period, with yields on the 10-year Treasury rising by 47 basis points (0.47%) and 30-year yields climbing by 58 basis points (0.58%), from 3.99% to 4.57%.


4     Pioneer Government Income Fund | Semiannual Report | 1/31/11

   As mentioned previously, much of the economic news during the six months ended January 31, 2011, could be viewed as positive. The Fed, for example, worked to pour additional financial liquidity into the market by announcing plans to buy additional Treasuries in the open market, a practice known as "quantitative easing," or "QE2" in the media. Most economic benchmarks indicated that the domestic economy was strengthening slowly at the same time that the global economy continued to expand. Even the domestic employment picture, which had been a major concern, showed evidence of brightening as the six-month period progressed, while inflation appeared to remain under control, despite rising prices for some commodities.

   In that environment, Treasuries comprised the weakest-performing group in the government securities universe, trailing the results of government agency and government agency mortgage-backed securities. Benchmarks for U.S. Treasuries recorded negative total returns over the six months ended January 31, 2011, while both agencies and agency mortgage-backed securities posted slightly positive results. Some U.S. agency securities, such as Tennessee Valley Authority (TVA) and Private Export Funding Bonds, which were backed by the full faith and credit of the U.S. Treasury but had higher yields, also outperformed pure Treasuries.

Q What were your principal investment strategies for the Fund in that environment, and how did they affect the Fund's performance over the six months ended January 31, 2011?

A In the Fund's portfolio, we continued to emphasize non-Treasury securities in the government sector over the six-month period, with an overweighting to government agency mortgage-backed securities. Within the mortgage group, we increased Fund positions in securities backed by multi-residential housing complexes, as opposed to single-family residences, because they tend to have lower prepayment risk, which is the risk that the mortgages will be paid off prematurely. The Fund's emphasis on non-Treasury securities generally helped support performance results over the six-month period.

   We kept the overall duration of the Fund's portfolio -- which is a measure of a portfolio's price-sensitivity to changes in interest rates -- relatively close to that of the benchmark Barclays Capital Government Bond Index. However, we tended to underweight the Fund to securities with maturities in the two-to-five-year range, while overweighting 10-year maturities. The Fund was evenly weighted in securities with maturities in the 20- to 30-year range. The Fund's underexposure to shorter-maturity securities and overweights of securities with 10-year maturities held back performance results during the six-month period, as very short-term securities tended to outperform because of their more stable prices, while the prices of longer-maturity securities declined as their yields rose.


              Pioneer Government Income Fund | Semiannual Report | 1/31/11     5

   Throughout the six months ended January 31, 2011, we held to our policy of investing the Fund primarily in government-related securities. At the end of the period, on January 31, 2011, 60.1% of the portfolio's net assets were invested in mortgage-backed and other agency pass-through securities, while 39.1% of assets were invested in Treasuries and government agency debt. The effective duration of the Fund's portfolio on January 31, 2011, was 4.86 years.

Q  What is your investment outlook?

A We expect that the Fed is likely to hold short-term interest rates at their current low levels for the remainder of 2011, but we also believe that the bond market will begin to anticipate eventual changes in Fed monetary policy, especially in the second half of the year. As a consequence, we think the market will began to behave in a manner consistent with historical trends when the Fed begins tightening monetary policy. That would mean shorter-maturity securities would start underperforming, as they would suffer the most immediate effects of increases in the federal funds target rate. Given our view, we plan to continue to underweight the Fund to shorter-maturity securities, even though that positioning did not help Fund performance during the six months ended January 31, 2011.

   Although we expect that the Fed will be alert for any evidence that inflationary pressures are rising, we think that the Fed's policy makers are likely to maintain a monetary policy accommodating economic growth for as long as possible. As a consequence, we do not foresee any dramatic rise in interest rates for longer-term government debt.

   Given that scenario, we continue to think that the market will remain in a relatively narrow trading range, with yields rising and falling in daily trading within a relatively narrow band. In that environment, it will be more important to have the Fund positioned correctly on the yield curve.

   Although government security investments recently have offered relatively modest total returns, along with low yields, we think they continue to have a place in any diversified investment portfolio. The economic outlook is never certain, and economic growth trends still face major headwinds that could alter the direction of the capital markets, especially as unanticipated events arise. We also believe that investors who are concerned about economic uncertainties can take some comfort in the AAA-rated issues that constitute a government securities portfolio.


Please refer to the Schedule of Investments on pages 16-22 for a full listing of Fund securities.


6     Pioneer Government Income Fund | Semiannual Report | 1/31/11

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Fund may invest in mortgage-backed securities, which, during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to prepayments.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


              Pioneer Government Income Fund | Semiannual Report | 1/31/11     7

Portfolio Summary | 1/31/11

Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

 0-2  years                                                                 12.4%
 2-5  years                                                                 33.8%
 5-7  years                                                                  6.9%
 7-10 years                                                                 28.0%
10-20 years                                                                  9.1%
20+   years                                                                  9.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

  1. Fannie Mae, 6.3%, 4/25/19                                              5.24%
--------------------------------------------------------------------------------
  2. Fannie Mae, 4.5%, 6/1/19                                               3.55
--------------------------------------------------------------------------------
  3. Fannie Mae, 4.92%, 7/25/20                                             2.95
--------------------------------------------------------------------------------
  4. Tennessee Valley Authority, 5.5%, 6/15/38                              2.61
--------------------------------------------------------------------------------
  5. Financing Corp., 10.35%, 8/3/18                                        2.60
--------------------------------------------------------------------------------
  6. Private Export Funding Corp., 4.3%, 12/15/21                           2.40
--------------------------------------------------------------------------------
  7. Government National Mortgage Association, 5.121%, 12/16/46             2.34
--------------------------------------------------------------------------------
  8. United States Treasury Notes, 4.25%, 5/15/39                           2.34
--------------------------------------------------------------------------------
  9. U.S. Treasury Inflation Notes, 1.375%, 1/15/20                         2.24
--------------------------------------------------------------------------------
 10. Private Export Funding Corp., 4.375%, 3/15/19                          2.24
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer Government Income Fund | Semiannual Report | 1/31/11

Prices and Distributions | 1/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                     1/31/11                      7/31/10
--------------------------------------------------------------------------------
       A                       $ 9.93                       $ 10.15
--------------------------------------------------------------------------------
       B                       $ 9.94                       $ 10.15
--------------------------------------------------------------------------------
       C                       $ 9.94                       $ 10.15
--------------------------------------------------------------------------------
       Y                       $ 9.93                       $ 10.16
--------------------------------------------------------------------------------

Distributions per Share: 8/1/10-1/31/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
     Class            Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.1720              $ --              $ --
--------------------------------------------------------------------------------
       B            $ 0.1256              $ --              $ --
--------------------------------------------------------------------------------
       C            $ 0.1354              $ --              $ --
--------------------------------------------------------------------------------
       Y            $ 0.1963              $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Barclays Capital Government Bond Index is an unmanaged index that measures the performance of the U.S. government bond market. The Barclays Capital U.S. Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 million Investment" charts on pages 10-13.


              Pioneer Government Income Fund | Semiannual Report | 1/31/11     9

Performance Update | 1/31/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Government Income Fund at public offering price, compared to that of the Barclays Capital Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index.

 Average Annual Total Returns
 (As of January 31, 2011)
------------------------------------------------------------------------
                                         Net Asset       Public Offering
 Period                                  Value (NAV)     Price (POP)
------------------------------------------------------------------------
 10 Years                                4.59%            4.11%
 5 Years                                 5.25             4.29
 1 Year                                  4.03            -0.70
------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 1, 2010)
------------------------------------------------------------------------
                                         Gross           Net
------------------------------------------------------------------------
                                         1.13%            1.13%
------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

              Pioneer Government           Barclays Capital                 Barclays Capital
                 Income Fund            Government Bond Index      U.S. Mortgage-Backed Securities Index
1/01                9,550                      10,000                           10,000
                   10,159                      10,685                           10,755
1/03               10,969                      11,807                           11,617
                   11,195                      12,216                           12,019
1/05               11,430                      12,615                           12,572
                   11,586                      12,847                           12,874
1/07               11,904                      13,300                           13,511
                   12,956                      14,816                           14,701
1/09               13,666                      15,858                           15,668
                   14,382                      16,136                           16,779
1/11               14,961                      16,783                           17,457

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Government Income Fund acquired the assets and liabilities of AmSouth Government Income Fund on September 23, 2005. The performance shown for Class A shares of the Fund for periods prior to September 23, 2005, is based on the performance of AmSouth Government Income Fund's Class A shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Government Income Fund | Semiannual Report | 1/31/11

Performance Update | 1/31/11                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Government Income Fund, compared to that of the Barclays Capital Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index.

 Average Annual Total Returns
 (As of January 31, 2011)
-----------------------------------------------------------------
                                         If              If
 Period                                  Held            Redeemed
-----------------------------------------------------------------
 10 Years                                3.80%           3.80%
 5 Years                                 4.43            4.43
 1 Year                                  3.14           -0.86
-----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                                         Gross           Net
-----------------------------------------------------------------
                                         2.02%           2.02%
-----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

              Pioneer Government            Barclays Capital                   Barclays Capital
                 Income Fund             Government Bond Index        U.S. Mortgage-Backed Securities Index
1/01               10,000                      10,000                           10,000
                   10,562                      10,685                           10,755
1/03               11,321                      11,807                           11,617
                   11,468                      12,216                           12,019
1/05               11,623                      12,615                           12,572
                   11,691                      12,847                           12,874
1/07               11,912                      13,300                           13,511
                   12,869                      14,816                           14,701
1/09               13,483                      15,858                           15,668
                   14,081                      16,136                           16,779
1/11               14,523                      16,783                           17,457

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

Pioneer Government Income Fund acquired the assets and liabilities of AmSouth Government Income Fund on September 23, 2005. The performance shown for Class B shares of the Fund for periods prior to September 23, 2005, is based on the performance of AmSouth Government Income Fund's Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     11

Performance Update | 1/31/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Government Income Fund, compared to that of the Barclays Capital Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index.

 Average Annual Total Returns
 (As of January 31, 2011)
-----------------------------------------------------------------
                                         If              If
 Period                                  Held            Redeemed
-----------------------------------------------------------------
 10 Years                                3.81%           3.81%
 5 Years                                 4.44            4.44
 1 Year                                  3.28            3.28
-----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                                         Gross           Net
-----------------------------------------------------------------
                                         1.86%           1.86%
-----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

              Pioneer Government            Barclays Capital                   Barclays Capital
                 Income Fund             Government Bond Index        U.S. Mortgage-Backed Securities Index
1/01               10,000                      10,000                           10,000
                   10,562                      10,685                           10,755
1/03               11,321                      11,807                           11,617
                   11,468                      12,216                           12,019
1/05               11,623                      12,615                           12,572
                   11,698                      12,847                           12,874
1/07               11,908                      13,300                           13,511
                   12,869                      14,816                           14,701
1/09               13,475                      15,858                           15,668
                   14,078                      16,136                           16,779
1/11               14,539                      16,783                           17,457

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Government Income Fund acquired the assets and liabilities of AmSouth Government Income Fund on September 23, 2005. The performance shown for Class C shares of the Fund for periods prior to September 23, 2005, is based upon the performance of the predecessor Fund's Class B shares as adjusted to reflect sales charges applicable to Class C shares (but not other differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all Funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Government Income Fund | Semiannual Report | 1/31/11

Performance Update | 1/31/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Government Income Fund, compared to that of the Barclays Capital Government Bond Index and Barclays Capital U.S.
Mortgage-Backed Securities Index.

 Average Annual Total Returns
 (As of January 31, 2011)
-----------------------------------------------------------------
                                         If              If
 Period                                  Held            Redeemed
-----------------------------------------------------------------
 10 Years                                4.91%           4.91%
 5 Years                                 5.72            5.72
 1 Year                                  4.29            4.29
-----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 1, 2010)
-----------------------------------------------------------------
                                         Gross      Net
-----------------------------------------------------------------
                                         0.77%           0.77%
-----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $5,000,000 Investment

              Pioneer Government            Barclays Capital                   Barclays Capital
                 Income Fund             Government Bond Index        U.S. Mortgage-Backed Securities Index
1/01               5,000,000                   5,000,000                        5,000,000
                   5,326,358                   5,342,522                        5,377,410
1/03               5,759,165                   5,903,486                        5,808,345
                   5,886,435                   6,107,923                        6,009,321
1/05               6,019,173                   6,307,723                        6,286,041
                   6,113,793                   6,423,580                        6,436,773
1/07               6,318,201                   6,650,061                        6,755,658
                   6,902,032                   7,408,024                        7,350,555
1/09               7,322,191                   7,928,853                        7,834,058
                   7,740,118                   8,067,808                        8,389,570
1/11               8,072,501                   8,391,683                        8,728,603

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Government Income Fund acquired the assets and liabilities of AmSouth Government Income Fund on September 23, 2005. The performance shown for Class Y shares of the Fund for periods prior to September 23, 2005, is based on the performance of AmSouth Government Income Fund's Class I shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be lower. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Government Income Fund

Based on actual returns from August 1, 2010, through January 31, 2011.

----------------------------------------------------------------------------------------
 Share Class                       A               B               C               Y
----------------------------------------------------------------------------------------
 Beginning Account Value       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 on 8/1/10
----------------------------------------------------------------------------------------
 Ending Account Value            $995.10         $991.50         $992.50         $996.40
 (after expenses)
 on 1/31/11
----------------------------------------------------------------------------------------
 Expenses Paid                     $5.68          $10.34           $9.14           $3.47
 During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.13%, 2.06%, 1.82%, and 0.69% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


14     Pioneer Government Income Fund | Semiannual Report | 1/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Government Income Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2010, through January 31, 2011.

----------------------------------------------------------------------------------------
 Share Class                       A               B               C               Y
----------------------------------------------------------------------------------------
 Beginning Account Value       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 on 8/1/10
----------------------------------------------------------------------------------------
 Ending Account Value          $1,019.51       $1,014.82       $1,016.03       $1,021.73
 (after expenses)
 on 1/31/11
----------------------------------------------------------------------------------------
 Expenses Paid                     $5.75          $10.46           $9.25           $3.52
 During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.13%, 2.06%, 1.82%, and 0.69% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     15

Schedule of Investments | 1/31/11 (unaudited)

---------------------------------------------------------------------------------------------------
Principal    Floating
Amount ($)   Rate (b)                                                                  Value
---------------------------------------------------------------------------------------------------
                          ASSET BACKED SECURITIES -- 8.5%
                          BANKS -- 2.0%
                          Thrifts & Mortgage Finance -- 2.0%
  890,340                 NCUA Guaranteed Notes, 1.84%, 10/7/20                        $    891,566
2,007,433                 Vendee Mortgage Trust, 4.25%, 2/15/35                           2,075,796
  793,450                 Vendee Mortgage Trust, 5.25%, 12/31/49                            864,990
                                                                                       ------------
                                                                                       $  3,832,352
                                                                                       ------------
                          Total Banks                                                  $  3,832,352
---------------------------------------------------------------------------------------------------
                          DIVERSIFIED FINANCIALS -- 5.2%
                          Asset Management & Custody Banks -- 0.0%
   63,612                 FRHH R001 AE, 4.375%, 4/15/15                                $     64,610
---------------------------------------------------------------------------------------------------
                          Diversified Financial Services -- 4.1%
1,559,200                 Small Business Administration Participation Certificates,
                          4.84%, 5/1/25                                                $  1,656,517
1,207,878                 Small Business Administration Participation Certificates,
                          5.37%, 4/1/28                                                   1,307,533
  813,907                 Small Business Administration Participation Certificates,
                          6.02%, 8/1/28                                                     904,533
  470,262                 Small Business Administration Participation Certificates,
                          4.2%, 9/1/29                                                      486,714
1,299,222                 Small Business Administration Participation Certificates,
                          4.625%, 2/1/25                                                  1,373,056
  809,204                 Small Business Administration Participation Certificates,
                          5.63%, 10/1/28                                                    890,455
  260,561                 Small Business Administration Participation Certificates,
                          5.72%, 1/1/29                                                     285,446
  823,258                 Small Business Administration Participation Certificates,
                          6.22%, 12/1/28                                                    903,730
                                                                                       ------------
                                                                                       $  7,807,984
---------------------------------------------------------------------------------------------------
                          Specialized Finance -- 1.1%
2,000,000    0.63         SLMA 2004-10 A6B, Floating Rate Note, 4/27/26                $  1,999,200
                                                                                       ------------
                          Total Diversified Financials                                 $  9,871,794
---------------------------------------------------------------------------------------------------
                          GOVERNMENT -- 1.3%
1,133,792                 FHR 2931 QB, 4.5%, 3/15/18                                   $  1,160,930
1,000,000                 FHR 3211 PB, 5.5%, 2/15/33                                      1,062,625
  189,578                 Freddie Mac, 5.0%, 8/15/35                                        197,772
                                                                                       ------------
                                                                                       $  2,421,327
                                                                                       ------------
                          Total Government                                             $  2,421,327
---------------------------------------------------------------------------------------------------
                          TOTAL ASSET BACKED SECURITIES
                          (Cost $15,425,851)                                           $ 16,125,473
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16     Pioneer Government Income Fund | Semiannual Report | 1/31/11

--------------------------------------------------------------------------------------------------------
Principal     Floating
Amount ($)    Rate (b)                                                                      Value
--------------------------------------------------------------------------------------------------------
                            COLLATERALIZED MORTGAGE OBLIGATION -- 1.1%
                            DIVERSIFIED FINANCIALS -- 1.1%
                            Diversified Financial Services -- 1.1%
1,997,506     3.75          La Hipotecaria SA, Floating Rate Note, 9/8/39                   $  2,029,965
--------------------------------------------------------------------------------------------------------
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATION
                            (Cost $2,063,309)                                               $  2,029,965
--------------------------------------------------------------------------------------------------------
                            CORPORATE BONDS -- 14.4%
                            BANKS -- 2.4%
                            Diversified Banks -- 1.3%
2,500,000                   International Bank for Reconstruction, Ltd., 1.25%, 6/15/12     $  2,511,595
--------------------------------------------------------------------------------------------------------
                            Thrifts & Mortgage Finance -- 1.0%
2,000,000                   Western Corporate Federal Credit Union, Inc., 1.75%,
                            11/2/12                                                         $  2,037,388
                                                                                            ------------
                            Total Banks                                                     $  4,548,983
--------------------------------------------------------------------------------------------------------
                            DIVERSIFIED FINANCIALS -- 12.0%
                            Specialized Finance -- 12.0%
3,125,000                   Private Export Funding Corp., 4.55%, 5/15/15                    $  3,450,359
3,500,000                   Private Export Funding Corp., 4.974%, 8/15/13                      3,854,410
4,420,000                   Private Export Funding Corp., 4.3%, 12/15/21                       4,513,412
4,000,000                   Private Export Funding Corp., 4.375%, 3/15/19                      4,211,236
3,000,000                   Private Export Funding Corp., 4.95%, 11/15/15                      3,368,499
1,000,000                   Private Export Funding Corp., 5.0%, 12/15/16                       1,123,865
2,155,000                   Private Export Funding Corp., 5.45%, 9/15/17                       2,455,077
                                                                                            ------------
                                                                                            $ 22,976,858
                                                                                            ------------
                            Total Diversified Financials                                    $ 22,976,858
--------------------------------------------------------------------------------------------------------
                            TOTAL CORPORATE BONDS
                            (Cost $26,751,325)                                              $ 27,525,841
--------------------------------------------------------------------------------------------------------
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 68.2%
1,832,725     4.30          Fannie Mae Grantor Trust, Floating Rate Note, 7/25/43           $  1,879,427
6,400,000                   Fannie Mae, 4.5%, 6/1/19                                           6,665,475
5,215,852                   Fannie Mae, 4.92%, 7/25/20                                         5,548,749
  227,071                   Fannie Mae, 5.69%, 1/25/32                                           237,404
8,909,711                   Fannie Mae, 6.3%, 4/25/19                                          9,852,349
  642,054                   Fannie Mae, 6.52%, 7/25/16                                           671,208
  274,388                   Federal Home Loan Mortgage Corp., 4.0%, 11/1/13                      281,508
2,052,618                   Federal Home Loan Mortgage Corp., 4.64%, 11/1/14                   2,202,815
  105,075                   Federal Home Loan Mortgage Corp., 5.5%, 1/1/34                       112,739
2,367,056                   Federal Home Loan Mortgage Corp., 6.0%,
                            5/1/16 - 7/1/38                                                    2,589,826
   36,365                   Federal Home Loan Mortgage Corp., 6.5%, 5/1/31                        41,006
  181,443                   Federal Home Loan Mortgage Corp., 7.0%,
                            3/1/14 - 10/1/46                                                     202,118
  485,716                   Federal National Mortgage Association, 4.0%, 9/1/20                  503,601

The accompanying notes are an integral part of these financial statements.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     17

-------------------------------------------------------------------------------------------------
Principal    Floating
Amount ($)   Rate (b)                                                                Value
-------------------------------------------------------------------------------------------------
                           U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- (continued)
   167,924                 Federal National Mortgage Association, 4.5%, 11/1/20      $    177,489
 3,600,000                 Federal National Mortgage Association, 4.53%, 6/1/19         3,755,151
 1,157,343                 Federal National Mortgage Association, 4.987%, 6/1/15        1,241,206
 2,806,241                 Federal National Mortgage Association, 5.0%,
                           8/1/18 - 10/1/34                                             2,975,212
   657,764                 Federal National Mortgage Association, 5.5%, 2/1/25            713,572
   225,065                 Federal National Mortgage Association, 5.72%,
                           11/1/28 - 6/1/29                                               247,512
    70,580                 Federal National Mortgage Association, 5.75%, 3/1/33            77,627
   438,022                 Federal National Mortgage Association, 5.9%,
                           11/1/27 - 4/1/28                                               483,608
 2,563,706                 Federal National Mortgage Association, 6.0%,
                           11/1/34 - 1/1/38                                             2,803,025
   937,870                 Federal National Mortgage Association, 6.5%,
                           7/1/32 - 10/1/47                                             1,038,983
   318,955                 Federal National Mortgage Association, 7.0%, 10/1/19           362,328
    87,886                 Federal National Mortgage Association, 7.5%,
                           4/1/15 - 6/1/15                                                 96,918
    56,463                 Federal National Mortgage Association, 8.0%, 7/1/15             62,306
16,000,000                 Government National Mortgage Association, 1.524%,
                           2/16/52                                                      1,044,778
11,962,716                 Government National Mortgage Association, 1.77729%,
                           6/16/52                                                      1,021,770
14,862,960                 Government National Mortgage Association, 1.86376%,
                           4/16/51                                                      1,133,024
 9,981,536                 Government National Mortgage Association, 2.07962%,
                           11/16/52                                                       974,667
 2,473,001                 Government National Mortgage Association, 2.351%,
                           6/16/50                                                      2,501,805
 2,000,000                 Government National Mortgage Association, 3.025%,
                           2/16/30                                                      2,064,238
 1,000,000                 Government National Mortgage Association, 4.07%,
                           11/16/40                                                     1,058,120
   170,000                 Government National Mortgage Association, 4.175%,
                           1/16/38                                                        179,887
 1,710,725                 Government National Mortgage Association, 4.5%,
                           4/15/18 - 7/20/34                                            1,797,596
 2,000,000                 Government National Mortgage Association, 4.824%,
                           12/16/50                                                     2,021,979
 1,379,620                 Government National Mortgage Association, 5.0%,
                           2/15/19 - 7/20/39                                            1,424,978
   250,000                 Government National Mortgage Association, 5.027%,
                           4/16/38                                                        270,080
 4,000,000                 Government National Mortgage Association, 5.121%,
                           12/16/46                                                     4,399,625

The accompanying notes are an integral part of these financial statements.


18     Pioneer Government Income Fund | Semiannual Report | 1/31/11

---------------------------------------------------------------------------------------------------
Principal    Floating
Amount ($)   Rate (b)                                                                  Value
---------------------------------------------------------------------------------------------------
                           U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- (continued)
 3,000,000                 Government National Mortgage Association, 5.14%,
                           12/16/36                                                    $  3,271,008
 1,843,400                 Government National Mortgage Association, 5.5%,
                           6/15/18 - 10/15/34                                             2,007,948
   313,413                 Government National Mortgage Association, 5.72%,
                           10/15/28 - 5/20/29                                               343,223
   698,331                 Government National Mortgage Association, 5.75%,
                           4/20/33 - 6/20/33                                                765,381
11,812,389                 Government National Mortgage Association, 6.0%,
                           3/15/19 - 8/15/38                                             13,091,176
   130,332                 Government National Mortgage Association, 6.25%,
                           11/15/13                                                         135,526
   101,995                 Government National Mortgage Association, 6.45%,
                           1/20/33                                                          114,474
 3,163,159                 Government National Mortgage Association, 6.5%,
                           1/15/15 - 9/15/32                                              3,576,949
   265,299                 Government National Mortgage Association, 6.75%,
                           4/15/26                                                          303,317
 1,361,660                 Government National Mortgage Association, 7.0%,
                           8/15/11 - 4/15/32                                              1,567,994
   657,485                 Government National Mortgage Association, 7.5%,
                           3/15/23 - 3/15/32                                                762,528
    35,231                 Government National Mortgage Association, 8.0%, 1/20/28           38,703
   132,577                 Government National Mortgage Association, 8.25%,
                           5/15/20                                                          152,127
     3,243                 Government National Mortgage Association, 8.5%,
                           8/15/21 - 2/15/23                                                  3,422
    31,337                 Government National Mortgage Association, 9.0%,
                           10/15/16 - 6/15/22                                                35,646
14,787,219   0.70          Government National Mortgage Association, Floating Rate
                           Note, 11/16/51                                                   737,862
15,000,000   1.53          Government National Mortgage Association, Floating Rate
                           Note, 12/16/51                                                 1,005,134
   350,000   4.30          Government National Mortgage Association, Floating Rate
                           Note, 3/16/32                                                    370,695
   350,000   5.78          Government National Mortgage Association, Floating Rate
                           Note, 6/16/32                                                    392,552
   363,707                 Government National Mortgage Association I, 6.5%,
                           11/15/31 - 9/15/32                                               412,474
   494,908                 Government National Mortgage Association I, 7.0%,
                           8/15/23 - 4/15/31                                                572,737
    38,947                 Government National Mortgage Association I, 7.5%,
                           8/15/29 - 3/15/31                                                 45,392
   539,076                 Government National Mortgage Association II, 5.0%,
                           12/20/18 - 2/20/19                                               575,180

The accompanying notes are an integral part of these financial statements.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     19

-------------------------------------------------------------------------------------------------------
Principal    Floating
Amount ($)   Rate (b)                                                                      Value
-------------------------------------------------------------------------------------------------------
                           U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- (continued)
  379,258                  Government National Mortgage Association II, 5.9%,
                           11/20/27 - 4/20/28                                              $    416,552
1,153,755                  Government National Mortgage Association II, 6.0%,
                           7/20/17 - 6/20/34                                                  1,264,014
  185,550                  Government National Mortgage Association II, 6.45%,
                           7/20/32 - 11/20/32                                                   208,569
  554,736                  Government National Mortgage Association II, 6.5%,
                           1/20/24 - 3/20/34                                                    624,134
  286,809                  Government National Mortgage Association II, 7.0%,
                           5/20/26 - 11/20/31                                                   335,543
  110,184                  Government National Mortgage Association II, 7.5%,
                           5/20/30 - 12/20/30                                                   129,731
  139,349                  Government National Mortgage Association II, 8.0%,
                           5/20/25 - 5/20/30                                                    168,270
   24,897                  Government National Mortgage Association II, 9.0%,
                           9/20/21 - 11/20/24                                                    29,893
1,593,760                  New Valley Generation I, 7.299%, 3/15/19                           1,850,514
  534,853                  New Valley Generation V, 4.929%, 1/15/21                             567,212
4,600,000                  Tennessee Valley Authority, 5.5%, 6/15/38                          4,897,086
1,500,000                  Tennessee Valley Authority, 6.25%, 12/15/17                        1,787,603
  470,855                  U.S. Treasury Inflation Index Bonds, 3.625%, 4/15/29                 594,234
4,047,240                  U.S. Treasury Inflation Notes, 1.375%, 1/15/20                     4,218,932
1,044,410                  U.S. Treasury Inflation Notes, 1.625%, 1/15/18                     1,127,800
1,019,100                  U.S. Treasury Inflation Protected Security, 2.125%, 1/15/19        1,134,465
2,500,000                  U.S. Treasury Notes, 0.75%, 8/15/13                                2,498,633
1,300,000                  U.S. Treasury Notes, 0.875%, 2/29/12                               1,307,826
  650,000                  U.S. Treasury Notes, 1.0%, 12/31/11                                  654,317
  100,000                  U.S. Treasury Notes 1.0%, 10/31/11                                   100,570
1,000,000                  U.S. Treasury Notes, 3.125%, 4/30/17                               1,037,969
4,625,000                  U.S. Treasury Notes, 4.25%, 5/15/39                                4,397,362
1,900,000                  U.S. Treasury Notes, 4.5%, 5/15/38                                 1,891,391
2,000,000                  U.S. Treasury Notes, 5.5%, 8/15/28                                 2,310,938
1,000,000                  U.S. Treasury Notes, 8.75%, 8/15/20                                1,455,938
                                                                                           ------------
                                                                                           $130,006,653
-------------------------------------------------------------------------------------------------------
                           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                           (Cost $124,485,918)                                             $130,006,653
-------------------------------------------------------------------------------------------------------
                           SOVEREIGN ISSUES -- 3.4%
3,345,000                  Financing Corp., 10.35%, 8/3/18                                 $  4,887,279
1,000,000                  Financing Corp., (FICO), 0.0%, 5/11/18                               789,184
  695,080                  Small Business Administration Participation, 6.14%, 1/1/22           765,852
                                                                                           ------------
                                                                                           $  6,442,315
-------------------------------------------------------------------------------------------------------
                           TOTAL SOVEREIGN ISSUES
                           (Cost $6,067,789)                                               $  6,442,315
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20     Pioneer Government Income Fund | Semiannual Report | 1/31/11

----------------------------------------------------------------------------------------------------
Principal     Floating
Amount ($)    Rate (b)                                                                  Value
----------------------------------------------------------------------------------------------------
                            FOREIGN GOVERNMENT BONDS -- 2.4%
2,000,000                   Israel Government Aid Bond, 5.5%, 9/18/23                   $  2,277,948
2,000,000                   Israel Government Aid Bond, 5.5%, 4/26/24                      2,266,076
                                                                                        ------------
                                                                                        $  4,544,024
----------------------------------------------------------------------------------------------------
                            TOTAL FOREIGN GOVERNMENT BONDS
                            (Cost $4,551,627)                                           $  4,544,024
----------------------------------------------------------------------------------------------------
                            MUNICIPAL BONDS -- 0.6%
                            GOVERNMENT -- 0.6%
                            Municipal Higher Education -- 0.6%
1,000,000                   Massachusetts Health & Educational Facilities Authority,
                            5.5%, 11/15/36                                              $  1,057,610
  200,000                   New York State Dormitory Authority, 5.0%, 10/1/41                203,176
                                                                                        ------------
                                                                                        $  1,260,786
----------------------------------------------------------------------------------------------------
                            TOTAL MUNICIPAL BONDS
                            (Cost $1,235,705)                                           $  1,260,786
----------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENT IN SECURITIES -- 98.6%
                            (Cost $180,581,524) (a)                                     $187,935,057
----------------------------------------------------------------------------------------------------
                            OTHER ASSETS AND LIABILITIES -- 1.4%                        $  2,659,355
----------------------------------------------------------------------------------------------------
                            TOTAL NET ASSETS -- 100.0%                                  $190,594,412
====================================================================================================

(a) At January 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $181,184,531 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                                    $7,602,958
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                      (852,432)
                                                                                          ----------
       Net unrealized gain                                                                $6,750,526
                                                                                          ==========

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2011, aggregated $25,426,876 and $69,559,355, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --  quoted prices in active markets for identical securities
  Level 2 --  other significant observable inputs (including quoted prices for similar securities, interest rates, repayment speeds, credit risk, etc.)
  Level 3 --  significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     21

     The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------
                                        Level 1    Level 2          Level 3  Total
-----------------------------------------------------------------------------------------
 Asset Backed Securities                $--        $ 16,125,473     $--      $ 16,125,473
 Collateralized Mortgage Obligation      --           2,029,965      --         2,029,965
 Corporate Bonds                         --          27,525,841      --        27,525,841
 U.S. Government Agency Obligations      --         130,006,653      --       130,006,653
 Sovereign Issues                        --           6,442,315      --         6,442,315
 Municipal Bonds                         --           1,260,786      --         1,260,786
 Foreign Government Bonds                --           4,544,024      --         4,544,024
-----------------------------------------------------------------------------------------
 Total                                  $--        $187,935,057     $--      $187,935,057
=========================================================================================

The accompanying notes are an integral part of these financial statements.


22     Pioneer Government Income Fund | Semiannual Report | 1/31/11

Statement of Assets and Liabilities | 1/31/11 (unaudited)

ASSETS:
  Investment in securities, at value (cost $180,581,524)     $187,935,057
  Cash                                                          1,710,572
  Futures Collateral                                               98,600
  Receivables --
   Fund shares sold                                               119,922
   Variation margin                                                24,391
   Interest                                                     1,421,788
  Other                                                            44,211
-------------------------------------------------------------------------
     Total assets                                            $191,354,541
-------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                           $    201,966
   Fund shares repurchased                                        284,160
   Dividends                                                       97,858
  Due to affiliates                                                96,360
  Accrued expenses                                                 79,785
-------------------------------------------------------------------------
     Total liabilities                                       $    760,129
-------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                            $195,571,560
  Distributions in excess of net investment income               (862,120)
  Accumulated net realized loss on investments                (11,486,455)
  Net unrealized gain on investments                            7,353,533
  Net unrealized gain on futures contracts                         17,894
-------------------------------------------------------------------------
     Total net assets                                        $190,594,412
=========================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $138,397,600/13,940,844 shares)          $       9.93
  Class B (based on $13,270,790/1,335,632 shares)            $       9.94
  Class C (based on $29,733,249/2,992,191 shares)            $       9.94
  Class Y (based on $9,192,773/925,907 shares)               $       9.93
MAXIMUM OFFERING PRICE:
  Class A ($10.15 [divided by] 95.5%)                        $      10.63
=========================================================================

The accompanying notes are an integral part of these financial statements.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     23

Statement of Operations (unaudited)

For the Six Months Ended 1/31/11

INVESTMENT INCOME:
  Interest                                                   $ 4,293,165
  Income from securities loaned, net                                 859
------------------------------------------------------------------------------------------
     Total investment income                                                   $ 4,294,024
------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                            $   512,782
  Transfer agent fees
   Class A                                                       107,973
   Class B                                                        22,731
   Class C                                                        17,916
   Class Y                                                         1,053
  Distribution fees
   Class A                                                       180,968
   Class B                                                        77,638
   Class C                                                       173,769
  Shareholder fees and communications expense                     71,309
  Administrative reimbursements                                   33,276
  Custodian fees                                                   5,747
  Registration fees                                               48,392
  Professional fees                                               33,648
  Printing expense                                                 7,969
  Fees and expenses of nonaffiliated trustees                      3,505
  Miscellaneous                                                   30,256
------------------------------------------------------------------------------------------
     Net expenses                                                              $ 1,328,932
------------------------------------------------------------------------------------------
       Net investment income                                                   $ 2,965,092
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS:
  Net realized gain (loss) on:
   Investments                                               $   492,426
   Futures contracts                                             (33,696)      $   458,730
------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                               $(4,447,585)
   Futures contracts                                              53,472       $(4,394,113)
------------------------------------------------------------------------------------------
  Net loss on investments and futures contracts                                $(3,935,383)
------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                         $  (970,291)
===========================================================================================

The accompanying notes are an integral part of these financial statements.


24     Pioneer Government Income Fund | Semiannual Report | 1/31/11

Statement of Changes in Net Assets

For the Six Months Ended 1/31/11 and the Year Ended 7/31/10, respectively

--------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           1/31/11             Year Ended
                                                           (unaudited)         7/31/10
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $  2,965,092        $  6,638,681
Net realized gain on investments and futures contracts          458,730           3,673,626
Change in net unrealized gain (loss) on investments and
  futures contracts                                          (4,394,113)          4,106,217
--------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       $   (970,291)       $ 14,418,524
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.17 and $0.37 per share, respectively)       $ (2,439,342)       $ (5,522,429)
   Class B ($0.13 and $0.29 per share, respectively)           (190,609)           (646,403)
   Class C ($0.14 and $0.30 per share, respectively)           (459,384)         (1,217,438)
   Class Y ($0.20 and $0.41 per share, respectively)           (192,563)           (501,803)
--------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $ (3,281,898)       $ (7,888,073)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 21,380,892        $171,252,791
Reinvestment of distributions                                 2,644,696           6,166,244
Cost of shares repurchased                                  (38,202,231)       (192,271,571)
--------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                    $(14,176,643)       $(14,852,536)
--------------------------------------------------------------------------------------------
   Net decrease in net assets                              $(18,428,832)       $ (8,322,085)
NET ASSETS:
Beginning of period                                         209,023,244         217,345,329
--------------------------------------------------------------------------------------------
End of period                                              $190,594,412        $209,023,244
--------------------------------------------------------------------------------------------
Distributions in excess of net investment income           $   (862,120)       $   (545,314)
============================================================================================

The accompanying notes are an integral part of these financial statements.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     25

                                     '11 Shares     '11 Amount     '10 Shares     '10 Amount
                                     (unaudited)    (unaudited)
Class A
Shares sold                           1,455,468     $14,726,105     11,782,777    $116,865,309
Reinvestment of distributions           212,912       2,155,760        488,813       4,846,787
Less shares repurchased              (1,999,424)    (20,220,216)   (12,278,691)   (121,649,163)
----------------------------------------------------------------------------------------------
   Net increase (decrease)             (331,044)    $(3,338,351)        (7,101)   $     62,933
==============================================================================================
Class B
Shares sold                              30,697     $   312,085        246,798    $  2,440,965
Reinvestment of distributions            16,903         171,498         50,608         501,834
Less shares repurchased                (407,830)     (4,131,750)    (1,323,907)    (13,084,729)
----------------------------------------------------------------------------------------------
   Net decrease                        (360,230)    $(3,648,167)    (1,026,501)   $(10,141,930)
==============================================================================================
Class C
Shares sold                             274,147     $ 2,777,576      4,718,027    $ 46,658,445
Reinvestment of distributions            26,714         270,869         74,928         742,199
Less shares repurchased                (886,050)     (8,923,296)    (5,096,090)    (50,185,491)
----------------------------------------------------------------------------------------------
   Net decrease                        (585,189)    $(5,874,851)      (303,135)   $ (2,784,847)
==============================================================================================
Class Y
Shares sold                             353,112     $ 3,565,126        531,613    $  5,288,072
Reinvestment of distributions             4,588          46,569          7,584          75,424
Less shares repurchased                (485,244)     (4,926,969)      (742,371)     (7,352,188)
----------------------------------------------------------------------------------------------
   Net decrease                        (127,544)    $(1,315,274)      (203,174)   $ (1,988,692)
==============================================================================================

The accompanying notes are an integral part of these financial statements.


26     Pioneer Government Income Fund | Semiannual Report | 1/31/11

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           1/31/11       Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                           (unaudited)   7/31/10     7/31/09     7/31/08     7/31/07     7/31/06 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $  10.15      $   9.81    $   9.41    $   9.24    $   9.23    $  9.65
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.15      $   0.31    $   0.36    $   0.38    $   0.37    $  0.35
 Net realized and unrealized gain (loss) on
  investments and futures contracts                           (0.20)         0.40        0.43        0.21        0.04      (0.28)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  (0.05)     $   0.71    $   0.79    $   0.59    $   0.41    $  0.07
Distributions to shareowners:
 Net investment income                                        (0.17)        (0.37)      (0.39)      (0.42)      (0.40)     (0.38)
 Net realized gain                                               --            --          --          --          --      (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  (0.22)     $   0.34    $   0.40    $   0.17    $   0.01    $ (0.42)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   9.93      $  10.15    $   9.81    $   9.41    $   9.24    $  9.23
====================================================================================================================================
Total return*                                                 (0.49)%        7.38%       8.58%       6.48%       4.44%      0.76%
Ratio of net expenses to average net assets+                   1.13%**       1.13%       1.15%       1.13%       1.18%      1.06%
Ratio of net investment income to average net assets+          3.05%**       3.13%       3.73%       4.07%       3.89%      3.75%
Portfolio turnover rate                                          25%**         84%         48%         36%         54%        57%
Net assets, end of period (in thousands)                   $138,398      $144,794    $140,136    $112,955    $108,625    $12,462
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Net expenses                                                  1.13%**       1.13%       1.15%       1.13%       1.18%      1.06%
 Net investment income                                         3.05%**       3.13%       3.73%       4.07%       3.89%      3.75%
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                  1.13%**       1.13%       1.15%       1.12%       1.18%      1.06%
 Net investment income                                         3.05%**       3.13%       3.73%       4.07%       3.89%      3.75%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Pioneer Investment Management, Inc. became the Fund's adviser on September 23, 2005.

The accompanying notes are an integral part of these financial statements.


              Pioneer Government Income Fund | Semiannual Report | 1/31/11    27

Financial Highlights (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           1/31/11       Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                           (unaudited)   7/31/10     7/31/09     7/31/08     7/31/07     7/31/06 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $ 10.15       $  9.83     $  9.41     $  9.24     $  9.22     $ 9.65
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $  0.10       $  0.22     $  0.29     $  0.31     $  0.30     $ 0.27
 Net realized and unrealized gain (loss) on
  investments and futures contracts                          (0.18)         0.39        0.45        0.21        0.04      (0.28)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.08)      $  0.61     $  0.74     $  0.52     $  0.34     $(0.01)
Distributions to shareowners:
 Net investment income                                       (0.13)        (0.29)      (0.32)      (0.35)      (0.32)     (0.31)
 Net realized gain                                              --            --          --          --          --      (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.21)      $  0.32     $  0.42     $  0.17     $  0.02     $(0.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  9.94       $ 10.15     $  9.83     $  9.41     $  9.24     $ 9.22
====================================================================================================================================
Total return*                                                (0.85)%        6.34%       7.96%       5.66%       3.73%     (0.16)%
Ratio of net expenses to average net assets+                  2.06%**       1.96%       1.89%       1.90%       1.89%      1.94%
Ratio of net investment income to average net assets+         2.16%**       2.48%       3.01%       3.30%       3.20%      2.89%
Portfolio turnover rate                                         25%**         84%         48%         36%         54%        57%
Net assets, end of period (in thousands)                   $13,271       $17,217     $26,751     $23,442     $21,748     $4,227
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees
 paid indirectly:
 Net expenses                                                 2.06%**       2.02%       1.97%       1.95%       2.00%      1.94%
 Net investment income                                        2.16%**       2.42%       2.93%       3.25%       3.09%      2.89%
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 2.06%**       1.96%       1.89%       1.89%       1.89%      1.94%
 Net investment income                                        2.16%**       2.48%       3.01%       3.31%       3.20%      2.89%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Pioneer Investment Management, Inc. became the Fund's adviser on September 23, 2005.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Government Income Fund | Semiannual Report | 1/31/11

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           1/31/11       Year Ended  Year Ended  Year Ended  Year Ended  9/23/05 to
                                                           (unaudited)   7/31/10     7/31/09     7/31/08     7/31/07     7/31/06 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $ 10.15       $  9.82     $  9.42     $  9.25     $  9.22     $ 9.65
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $  0.12       $  0.24     $  0.28     $  0.31     $  0.30     $ 0.24
 Net realized and unrealized gain (loss) on
  investments and futurescontracts                           (0.19)         0.39        0.45        0.21        0.04      (0.28)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $ (0.08)      $  0.63     $  0.73     $  0.52     $  0.34     $(0.04)
Distributions to shareowners:
 Net investment income                                       (0.14)        (0.30)      (0.33)      (0.35)      (0.31)     (0.28)
 Net realized gain                                              --            --          --          --          --      (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.21)      $  0.33     $  0.40     $  0.17     $  0.03     $(0.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  9.94       $ 10.15     $  9.82     $  9.42     $  9.25     $ 9.22
====================================================================================================================================
Total return*                                                (0.75)%        6.50%       7.80%       5.70%       3.74%     (0.45)%(b)
Ratio of net expenses to average net assets+                  1.82%**       1.86%       1.90%       1.89%       1.92%      1.94%**
Ratio of net investment income to average net assets+         2.40%**       2.41%       2.90%       3.32%       3.23%      3.25%**
Portfolio turnover rate                                         25%**         84%         48%         36%         54%        57%
Net assets, end of period (in thousands)                   $29,733       $36,314     $38,101     $19,720     $19,666     $   52
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Net expenses                                                 1.82%**       1.86%       1.90%       1.89%       1.92%      1.94%**
 Net investment income                                        2.40%**       2.41%       2.90%       3.32%       3.23%      3.25%**
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 1.82%**       1.86%       1.90%       1.88%       1.92%      1.94%**
 Net investment income                                        2.40%**       2.41%       2.90%       3.32%       3.23%      3.25%**
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class C shares were first publicly offered on September 23, 2005.
(b) Not annualized.

The accompanying notes are an integral part of these financial statements.


              Pioneer Government Income Fund | Semiannual Report | 1/31/11    29

Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           1/31/11       Year Ended  Year Ended  Year Ended  Year Ended Year Ended
                                                           (unaudited)   7/31/10     7/31/09     7/31/08     7/31/07    7/31/06 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $10.16        $  9.83     $  9.42     $  9.25     $  9.24    $  9.66
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $ 0.17        $  0.34     $  0.45     $  0.46     $  0.42    $  0.38
 Net realized and unrealized gain (loss) on
  investments and futures contracts                         (0.21)          0.39        0.40        0.18        0.03      (0.28)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $(0.03)       $  0.74     $  0.85     $  0.64     $  0.45    $  0.10
Distributions to shareowners:
 Net investment income                                      (0.20)         (0.41)      (0.44)      (0.47)      (0.44)     (0.41)
 Net realized gain                                             --             --          --          --          --      (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $(0.23)       $  0.33     $  0.41     $  0.17     $  0.01    $ (0.42)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 9.93        $ 10.16     $  9.83     $  9.42     $  9.25    $  9.24
====================================================================================================================================
Total return*                                               (0.36)%         7.75%       9.19%       6.98%       4.89%      1.08%
Ratio of net expenses to average net assets+                 0.69%**        0.77%       0.67%       0.64%       0.67%      0.75%
Ratio of net investment income to average net assets+        3.50%**        3.58%       4.32%       4.63%       4.46%      4.07%
Portfolio turnover rate                                        25%**          84%         48%         36%         54%        57%
Net assets, end of period (in thousands)                   $9,193        $10,699     $12,358     $38,386     $61,398    $79,933
Ratios with no waiver of fees and assumption of
 expenses by the Adviser and no reduction for fees paid
 indirectly:
 Net expenses                                                0.69%**        0.77%       0.67%       0.64%       0.67%      0.75%
 Net investment income                                       3.50%**        3.58%       4.32%       4.63%       4.46%      4.07%
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                0.69%**        0.77%       0.67%       0.64%       0.67%      0.75%
 Net investment income                                       3.50%**        3.58%       4.32%       4.63%       4.46%      4.07%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Pioneer Investment Management, Inc. became the Fund's adviser on September 23, 2005.

The accompanying notes are an integral part of these financial statements.


30    Pioneer Government Income Fund | Semiannual Report | 1/31/11

Notes to Financial Statements | 1/31/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Government Income Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust IV, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the AmSouth Government Income Fund. The Fund's investment objective is to seek current income as is consistent with preservation of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Class C shares were first publicly offered on September 23, 2005. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting year. Actual results could differ from those estimates.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     31

The Fund may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Fixed income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At January 31, 2011, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.


32     Pioneer Government Income Fund | Semiannual Report | 1/31/11

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The Tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2010 was as follows:

--------------------------------------------------------------------------------
                                                                           2010
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                   $7,888,073
--------------------------------------------------------------------------------
   Total                                                             $7,888,073
================================================================================

   The following shows the components of distributable earnings on a federal income tax basis at July 31, 2010:

--------------------------------------------------------------------------------
                                                                           2010
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                        $95,849
   Capital loss carryforward                                        (11,871,050)
   Current year dividend payable                                       (112,291)
   Unrealized appreciation                                           11,162,533
--------------------------------------------------------------------------------
   Total                                                              $(724,959)
================================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     33

  (UniCredit), earned $9,544 underwriting commissions on the sale of Class A shares during the six months ended January 31, 2011.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that


34     Pioneer Government Income Fund | Semiannual Report | 1/31/11
   may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

G. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. The average number of contracts open for the six months ended January 31, 2011 was 32.

   At January 31, 2011, open futures contracts were as follows.

------------------------------------------------------------------------------------------
                                Number of
                                Contracts      Settlement                       Unrealized
   Type                         Long/(Short)   Month          Value             Gain
------------------------------------------------------------------------------------------
   US 5 Yr Note (CBT)           (12)           3/11           $(1,420,969)      $18,847
   US 10 yr Note Fut            (27)           3/11           $(3,261,516)      $(4,453)
   US Long Bond (CBT)           (16)           3/11           $(1,930,000)      $ 3,500
------------------------------------------------------------------------------------------
   Total                        (55)                          $(6,612,485)      $17,894
==========================================================================================

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $1 billion and 0.45% of the excess over


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     35

$1 billion. For the six months ended January 31, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.50% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,000 in management fees, administrative costs and certain other reimbursements payable to PIM at January 31, 2011.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended January 31, 2011, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
   Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $52,706
 Class B                                                                  8,278
 Class C                                                                  9,784
 Class Y                                                                    541
--------------------------------------------------------------------------------
    Total                                                               $71,309
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $80,961 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at January 31, 2011.

4. Distribution Plan

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,399 in distribution fees payable to PFD at January 31, 2011.


36     Pioneer Government Income Fund | Semiannual Report | 1/31/11

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended January 31, 2011, CDSCs in the amount of $10,952 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS, which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended January 31, 2011, the Fund's expenses were not reduced under such arrangements.

6. Additional Disclosures about Derivative Instruments and Hedging Activities:

The effect of derivative instruments on the Statement of Operations for the six months ended January 31, 2011 was as follows:

--------------------------------------------------------------------------------------------
                                                                             Change in
                                                                             Unrealized Gain
                                                                             or (Loss) on
                       Location of Gain or           Realized Gain or        Derivatives
                       (Loss) On Derivatives         (Loss) on Derivatives   Recognized
 Derivatives           Recognized in Income          Recognized in Income    in Income
--------------------------------------------------------------------------------------------
 Futures Contracts     Change in unrealized gain                             $53,472
                       (loss) on futures contracts

7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     37

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 100.00% and 0.0%, respectively.


38     Pioneer Government Income Fund | Semiannual Report | 1/31/11

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Government Income Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     39
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2010, in the second quintile of its Morningstar category for the three and five year periods ended June 30, 2010, and in the fourth quintile of its Morningstar category for the ten year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $1 billion. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees also considered the impact of the Fund's transfer agency


40     Pioneer Government Income Fund | Semiannual Report | 1/31/11
and other non-management fee expenses on the Fund's expense ratio. The Trustees also noted that the Fund's median account size was significantly smaller than its mean account size.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     41

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


42     Pioneer Government Income Fund | Semiannual Report | 1/31/11

Trustees, Officers and Service Providers

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Daniel K. Kingsbury, Executive
Mary K. Bush                               Vice President
Benjamin M. Friedman                     Mark E. Bradley, Treasurer
Margaret B.W. Graham                     Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


             Pioneer Government Income Fund | Semiannual Report | 1/31/11     43

                           This page for your notes.


44     Pioneer Government Income Fund | Semiannual Report | 1/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Treasury
Reserves Fund

--------------------------------------------------------------------------------
Semiannual Report | January 31, 2011
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   ITAXX
Class Y   ITMXX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               7
Performance Update                              8
Comparing Ongoing Fund Expenses                10
Schedule of Investments                        12
Financial Statements                           13
Notes to Financial Statements                  18
Approval of Investment Advisory Agreement      23
Trustees, Officers and Service Providers       27


              Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     1

President's Letter

Dear Shareowner,

In 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remained a problem throughout the year. Wary investors, concerned about risk, gravitated towards cash and bonds for most of 2010, until better economic news in the final few months of the year caused a slight shift in investor sentiment back towards stocks, thus lifting equity returns.

As we enter 2011, Pioneer remains generally optimistic about the prospects for economic recovery. The recovery process may occur more slowly than many would like, and may be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest in both equities and bonds.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, while equity markets barely budged, even though equity valuations were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors. Ultimately, many of those long-term investors were rewarded when the equity markets finally rallied over the last few months of 2010.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets


2     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11
your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


              Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     3

Portfolio Management Discussion | 1/31/11

With the return of economic growth, investor confidence rose during the six months ended January 31, 2011 -- bringing about a shift in risk tolerance. In the following interview, Portfolio Manager Seth Roman discusses the factors that led to improved investor sentiment and its impact on the performance of Pioneer Treasury Reserves Fund during the six-month period ended January 31, 2011. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Q How would you describe the investment environment and the reasons for the marked change in investor sentiment during the six months ended January 31, 2011?

A The Federal Reserve Board's (the Fed's) highly accommodative monetary policies and improving economic data lifted investors' outlook over the six-month period. There were some setbacks along the way, including concerns about European sovereign debt and inflationary pressures in the flagship emerging markets of China and Brazil. Despite stubbornly high unemployment in the United States, however, rising corporate profits, improving productivity, and global economic growth helped investors to overcome their fears.

   By the fall of 2010, it became clear that positive economic momentum was under way. The National Bureau of Economic Research declared that the U.S. recession had finally ended during the third quarter of 2010. With the recovery somewhat tepid, however, in November the Fed announced a second wave of quantitative easing, known as "QE2" in the press, to add further economic stimulus. The QE2 program involves the purchase of an additional $600 billion of U.S. Treasury bonds through the end of June 2011. The goal of the Fed in purchasing the Treasuries is effectively to push down already low yields and inject money into the capital markets -- money that is then reinvested in other types of bonds or stocks. Essentially, the increased demand for non-Treasury investments puts upward pressure on the prices of those assets. By the end of the six-month period, QE2 had begun to have its desired effect, as many investors took the opportunity to invest further out on the risk spectrum in higher-risk areas, such as higher-yielding corporate bonds and equities.

   With the uncertainty of the November mid-term elections behind them, investors began to acknowledge that corporate America was financially strong, having reduced costs and effectively managed inventories to generate strong profits and top earnings estimates. More good news arrived in the wake of the "lame duck" congressional session at the end of 2010, with the announcement of a 2% reduction in Social Security payroll taxes for 2011, as well as the extension of the Bush-era tax rates for two more years.


4     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

   Unemployment, while stubbornly high, has been trending down, falling from 9.5% in July 2010 to 9.0% in January 2011. All told, those developments elevated expectations for U.S. growth, despite offsetting variables such as the weak employment picture and a lethargic housing market.

Q How did Pioneer Treasury Reserves Fund perform for the six months ended January 31, 2011?

A Pioneer Treasury Reserves Fund Class A shares had a total return of 0.08% at net asset value over the six months ended January 31, 2011, outperforming the 0.01% average return of the 71 U.S. Treasury Money Market Funds tracked by Lipper, Inc., over the same six-month period.

   With the Fed holding the benchmark federal funds rate steady at a target range of 0.0% to 0.25% throughout the reporting period, yields on money market securities hovered in a narrow range. The Fund, however, posted favorable relative performance for the period.

   As of January 31, 2011, the Fund's 30-day SEC yield was 0.01%.

Q In an environment of near-zero percent short-term rates, where did you find the best yield opportunities for the Fund during the six months ended January 31, 2011?

A It has been a very difficult environment in which to find income opportunities. Short-term interest rates have remained historically low, influenced by the Fed's aggressive easing of its benchmark federal funds rate to foster economic growth. Furthermore, the Securities and Exchange Commission's (SEC's) new regulations on money market funds, while strengthening portfolio quality, maturity, and liquidity requirements, have limited our ability to extend the Fund's holdings out on the yield curve in order to capture higher yields. We continue to believe that the SEC's regulations represent a positive development for the money market industry, but increased safety and less risk can also mean lower yields.

   For instance, the new SEC regulations have reduced the portion of a money market fund's portfolio that can be held in long-term, floating-rate securities by reducing the weighted average portfolio maturity limit from the previous standard of 90 days down to 60 days. In addition, two new liquidity requirements -- holding 10% of a fund's assets in securities accessible within one day, and 30% of a fund's assets in securities accessible within seven days -- mean that a fairly large portion of the Pioneer Treasury Reserves Fund's portfolio is anchored by money market securities that have a maturity of seven days or less.

   Despite the flat yield-curve environment, however, we were able to take advantage of supply/demand dynamics to capture temporary upticks in Treasury yields -- thereby adding incremental income to the Fund over the


              Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     5
   six-month period. The strategy involved adding U.S. Treasuries to the Fund's portfolio when demand was low and their yields experienced temporary increases in order to attract buyers, and then, to lock in gains, selling some of the holdings when demand was high and yields were falling.

   As of January 31, 2011, the Fund was 100% invested in U.S. Treasuries. The Fund's average days to maturity was 53 days at the end of the six-month period.

Q  What is your outlook?

A The U.S. economic outlook has improved significantly since the summer of 2010, when investors feared a "double-dip" recession. Although unemployment is still high, the United States is beginning to experience modest job growth. Consumers have made significant progress in increasing their savings and reducing debt, and personal income is on the rise. Furthermore, consumer confidence has bounced back from October 2010 lows, and businesses are increasing capital investment. We believe the positive momentum will continue into 2011, contributing to economic growth for the balance of the year.

   Despite the improved outlook, however, we expect consumption growth to remain muted compared to past recoveries, given high unemployment and falling home prices. And while the recently improving economic data might challenge the Fed's justification for QE2, the program has signaled the Fed's willingness to keep interest rates low, we believe, well into 2011.


Please refer to the Schedule of Investments on page 12 for a full listing of Fund securities.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


6     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

Portfolio Summary | 1/31/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government & Agency Obligations            100%



10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

    1.  U.S. Treasury Bill, 0.18%, 3/3/11          15.27%
--------------------------------------------------------------------------------
    2.  U.S. Treasury Bill, 0.0%, 2/17/11          13.53
--------------------------------------------------------------------------------
    3.  U.S. Treasury Bill, 0.0%, 3/10/11          12.45
--------------------------------------------------------------------------------
    4.  U.S. Treasury Bill, 0.3285%, 4/7/11        11.48
--------------------------------------------------------------------------------
    5.  U.S. Treasury Bill, 0.0%, 3/17/11          10.53
--------------------------------------------------------------------------------
    6.  U.S. Treasury Bill, 0.0%, 4/14/11           7.73
--------------------------------------------------------------------------------
    7.  U.S. Treasury Bill, 0.0%, 2/24/11           7.35
--------------------------------------------------------------------------------
    8.  U.S. Treasury Bill, 0.0%, 7/7/11            6.30
--------------------------------------------------------------------------------
    9.  U.S. Treasury Bill, 0.3395%, 2/10/11        4.38
--------------------------------------------------------------------------------
   10.  U.S. Treasury Bill, 0.0%, 3/24/11           4.14
--------------------------------------------------------------------------------

* This list excludes repurchase agreements and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


              Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     7

Performance Update | 1/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class             1/31/11           7/31/10
--------------------------------------------------------------------------------
       A                $ 1.00            $ 1.00
--------------------------------------------------------------------------------
       Y                $ 1.00            $ 1.00
--------------------------------------------------------------------------------

Distributions per Share: 7/31/10-1/31/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.0008              $ --              $ --
--------------------------------------------------------------------------------
       Y            $ 0.0008              $ --              $ --
--------------------------------------------------------------------------------

Yields per Share*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class       7-Day Annualized         7-Day Effective**
--------------------------------------------------------------------------------
       A                0.01%                    0.01%
--------------------------------------------------------------------------------
       Y                0.01%                    0.01%
--------------------------------------------------------------------------------

 * Please contact Pioneer to obtain the Fund's current 7-day yields.

** Assumes daily compounding of dividends.



Expense Ratio
--------------------------------------------------------------------------------
(Per prospectus dated December 1, 2010)


--------------------------------------------------------------------------------
                           Gross              Net
--------------------------------------------------------------------------------
Class A Shares             0.67%              0.65%
--------------------------------------------------------------------------------
Class Y Shares             0.49%              0.49%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2011, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


8     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing the Fund's yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


              Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Treasury Reserves Fund

Based on actual returns from August 1, 2010, through January 31, 2011.


--------------------------------------------------------------------------------
 Share Class                                 A                Y
--------------------------------------------------------------------------------
 Beginning Account Value on 8/1/10       $ 1,000.00       $ 1,000.00
--------------------------------------------------------------------------------
 Ending Account Value on 1/31/11         $ 1,000.80       $ 1,000.80
--------------------------------------------------------------------------------
 Expenses Paid During Period*            $     0.71       $     0.71
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.14% and 0.14% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


10     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Treasury Reserves Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2010, through January 31, 2011.


--------------------------------------------------------------------------------
 Share Class                                 A                Y
--------------------------------------------------------------------------------
 Beginning Account Value on 8/1/10       $ 1,000.00       $ 1,000.00
--------------------------------------------------------------------------------
 Ending Account Value on 1/31/11         $ 1,024.50       $ 1,024.50
--------------------------------------------------------------------------------
 Expenses Paid During Period*            $     0.71       $     0.71
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.14% and 0.14% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


             Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     11

Schedule of Investments | 1/31/11 (unaudited)


--------------------------------------------------------------------------------
Principal
Amount ($)                                                      Value
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.8%
 1,500,000     U.S. Treasury Bill, 0.0%, 1/12/12              $  1,496,378
35,000,000     U.S. Treasury Bill, 0.0%, 2/17/11                34,997,978
19,000,000     U.S. Treasury Bill, 0.0%, 2/24/11                18,998,110
32,200,000     U.S. Treasury Bill, 0.0%, 3/10/11                32,194,354
27,230,000     U.S. Treasury Bill, 0.0%, 3/17/11                27,223,844
10,700,000     U.S. Treasury Bill, 0.0%, 3/24/11                10,697,420
20,000,000     U.S. Treasury Bill, 0.0%, 4/14/11                19,994,290
10,000,000     U.S. Treasury Bill, 0.0%, 4/28/11                 9,996,057
 1,500,000     U.S. Treasury Bill, 0.0%, 7/28/11                 1,498,436
16,300,000     U.S. Treasury Bill, 0.0%, 7/7/11                 16,287,459
 2,000,000     U.S. Treasury Bill, 0.1545%, 2/3/11               1,999,988
 2,700,000     U.S. Treasury Bill, 0.17%, 7/14/11                2,697,889
39,500,000     U.S. Treasury Bill, 0.18%, 3/3/11                39,494,493
29,700,000     U.S. Treasury Bill, 0.3285%, 4/7/11              29,691,785
11,325,000     U.S. Treasury Bill, 0.3395%, 2/10/11             11,324,547
                                                              ------------
                                                              $258,593,028
                                                              ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $258,593,028)                            $258,593,028
--------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 99.8%
               (Cost $258,593,028) (a)                        $258,593,028
--------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 0.2%           $    544,048
--------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                     $259,137,076
================================================================================

(a) At January 31, 2011, cost for federal income tax purposes was $258,593,028.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --   quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own
               assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's assets:



--------------------------------------------------------------------------------------------
                                       Level 1         Level 2       Level 3       Total
--------------------------------------------------------------------------------------------
 U.S. Government Agency Obligations       $--      $ 258,593,028       $--      $258,593,028
--------------------------------------------------------------------------------------------
 Total                                    $--      $ 258.593,028       $--      $258,593,028
============================================================================================


The accompanying notes are an integral part of these financial statements.

12     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

Statement of Assets and Liabilities | 1/31/11 (unaudited)


ASSETS:
  Investment in securities, at value (cost $258,593,028)      $258,593,028
  Cash                                                             595,730
  Receivables --
   Investment securities sold                                    2,999,984
   Fund shares sold                                                264,625
   Due from Pioneer Investment Management, Inc.                     63,889
  Other                                                             29,012
--------------------------------------------------------------------------
     Total assets                                             $262,546,268
--------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                            $  2,998,044
   Fund shares repurchased                                         295,037
  Due to affiliates                                                 48,166
  Accrued expenses                                                  67,945
--------------------------------------------------------------------------
     Total liabilities                                        $  3,409,192
--------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                             $259,128,709
  Distributions in excess of net investment income                (156,146)
  Accumulated net realized gain on investments                     164,513
--------------------------------------------------------------------------
     Total net assets                                         $259,137,076
==========================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $221,795,410/221,861,773 shares)          $       1.00
  Class Y (based on $37,341,666/37,355,166 shares)            $       1.00
==========================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     13

Statement of Operations (unaudited)

For the Six Months Ended 1/31/11

INVESTMENT INCOME:
  Interest                                                 $223,351
----------------------------------------------------------------------------------
     Total investment income                                             $ 223,351
----------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $591,505
  Transfer agent fees
   Class A                                                   17,795
   Class Y                                                   12,576
  Distribution fees
   Class A                                                  191,465
  Shareholder communications expense                         84,243
  Administrative reimbursements                              47,984
  Registration fees                                          28,289
  Professional fees                                          30,532
  Printing expense                                           14,673
  Fees and expenses of nonaffiliated trustees                 3,258
  Miscellaneous                                              18,576
----------------------------------------------------------------------------------
     Total expenses                                                      $1,040,896
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                (827,589)
----------------------------------------------------------------------------------
     Net expenses                                                        $ 213,307
----------------------------------------------------------------------------------
       Net investment income                                             $  10,044
----------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                       $   8,368
----------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                   $  18,412
==================================================================================

The accompanying notes are an integral part of these financial statements.

14     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

Statement of Changes in Net Assets

For the Six Months Ended 1/31/11 and the Year Ended 7/31/10, respectively

------------------------------------------------------------------------------------------------------
                                                                     Six Months
                                                                     Ended
                                                                     1/31/11            Year Ended
                                                                     (unaudited)        7/31/10
------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $     10,044       $      118,697
Net realized gain on investments                                            8,368              156,145
------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations              $     18,412       $      274,842
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.0008 and $0.0001 per share, respectively)             $   (184,716)      $      (59,662)
   Class Y ($0.0008 and $0.0001 per share, respectively)                  (29,820)              (6,781)
------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $   (214,536)      $      (66,443)
------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $132,192,232       $  745,148,546
Reinvestment of distributions                                             214,536               39,958
Cost of shares repurchased                                           (183,183,061)      (1,159,437,303)
------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                                    $(50,776,293)      $ (414,248,799)
------------------------------------------------------------------------------------------------------
   Net decrease in net assets                                        $(50,972,417)      $ (414,040,400)
NET ASSETS:
Beginning of period                                                   310,109,493          724,149,893
------------------------------------------------------------------------------------------------------
End of period                                                        $259,137,076       $  310,109,493
------------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income     $   (156,146)      $       48,346
------------------------------------------------------------------------------------------------------


                                    '11 Shares        '11 Amount        '10 Shares         '10 Amount
                                   (unaudited)       (unaudited)
Class A
Shares sold                         129,740,171    $  129,740,171         664,484,711    $    664,636,531
Reinvestment of distributions           184,716           184,716              36,108              36,108
Less shares repurchased            (175,646,540)     (175,646,540)     (1,048,938,477)     (1,048,945,295)
---------------------------------------------------------------------------------------------------------
   Net decrease                     (45,721,653)   $  (45,721,653)       (384,417,658)   $   (384,272,656)
=========================================================================================================
Class Y
Shares sold                           2,452,061    $    2,452,061          80,634,723    $     80,512,015
Reinvestment of distributions            29,820            29,820               3,850               3,850
Less shares repurchased              (7,536,521)       (7,536,521)       (110,492,008)       (110,492,008)
---------------------------------------------------------------------------------------------------------
   Net decrease                      (5,054,640)   $   (5,054,640)        (29,853,435)   $    (29,976,143)
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     15

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                Six Months
                                                Ended
                                                1/31/11        Year Ended      Year Ended    Year Ended    Year Ended    Year Ended
                                                (unaudited)    7/31/10         7/31/09       7/31/08       7/31/07       7/31/06 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period             $   1.00       $   1.00       $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                           $ 0.0008       $ 0.0001(b)    $   0.01      $   0.03      $   0.05      $   0.03
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                           $(0.0008)      $(0.0001)      $  (0.01)     $  (0.03)     $  (0.05)     $  (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   1.00       $   1.00       $   1.00      $   1.00      $   1.00      $   1.00
====================================================================================================================================
Total return*                                        0.08%          0.01%          0.61%         2.55%         4.59%         3.36%
Ratio of net expenses to average
  net assets+                                        0.14%**        0.15%          0.39%         0.85%         0.68%         0.90%
Ratio of net investment income to
  average net assets+                                0.01%**        0.02%          0.12%         2.37%         4.55%         3.36%
Net assets, end of period (in thousands)         $221,795       $267,686       $651,773      $ 47,807      $ 26,293      $ 31,687
Ratios with no waiver of fees and assumption
 of expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                        0.72%**        0.67%          0.69%         0.85%         0.68%         0.92%
 Net investment income (loss)                       (0.57)%**      (0.50)%       (0.18)%         2.37%         4.55%         3.34%
Ratios with waiver of fees and assumption
 of expenses by the Adviser and reduction
 for fees paid indirectly:
 Net expenses                                        0.14%**        0.15%          0.39%         0.84%         0.68%         0.90%
 Net investment income                               0.01%**        0.02%          0.12%         2.38%         4.55%         3.36%
====================================================================================================================================

(a) Pioneer Investment Management, Inc. became the Fund's adviser on September 23, 2005.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

16    Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

------------------------------------------------------------------------------------------------------------------------------------
                                                 Six Months
                                                 Ended
                                                 1/31/11        Year Ended     Year Ended    Year Ended    Year Ended    Year Ended
                                                 (unaudited)    7/31/10        7/31/09       7/31/08       7/31/07       7/31/06 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period             $   1.00       $   1.00       $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                           $ 0.0008       $ 0.0001       $   0.01      $   0.03      $   0.05      $   0.03
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                           $(0.0008)      $(0.0001)      $  (0.01)     $  (0.03)     $  (0.05)     $  (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   1.00         $ 1.00       $   1.00      $   1.00      $   1.00      $   1.00
====================================================================================================================================
Total return*                                        0.08%          0.01%          0.66%         2.78%         4.76%         3.56%
Ratio of net expenses to average
 net assets+                                         0.14%**        0.15%          0.41%         0.60%         0.56%         0.69%
Ratio of net investment income to
 average net assets+                                 0.01%**        0.30%          0.55%         2.84%         4.66%         3.59%
Net assets, end of period (in thousands)         $ 37,342       $ 42,423       $ 72,377      $ 37,353      $ 71,565      $ 69,387
Ratios with no waiver of fees and assumption
 of expenses by the Adviser and no reduction
 for fees paid indirectly:
 Net expenses                                        0.57%**        0.49%          0.54%         0.60%         0.56%         0.72%
 Net investment income (loss)                       (0.42)%**      (0.31)  %       0.42%         2.84%         4.66%         3.57%
Ratios with waiver of fees and assumption
 of expenses by the Adviser and reduction
 for fees paid indirectly:
 Net expenses                                        0.14%**        0.15%          0.41%         0.60%         0.56%         0.69%
 Net investment income                               0.01%**        0.30%          0.55%         2.84%         4.66%         3.59%
====================================================================================================================================

(a) Pioneer Investment Management, Inc. became the Fund's adviser on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period and reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

              Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11    17

Notes to Financial Statements | 1/31/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Treasury Reserves Fund (the Fund) is one of three portfolios comprising Pioneer Series Trust IV, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income, preservation of capital and liquidity through investments in high-quality short-term securities.

The Fund currently offers two classes of shares designated as Class A and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

Although the Fund seeks to preserve the value of its shares at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.


18     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Mutual funds are valued at net asset value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2010 was as follows:


--------------------------------------------------------------------------------
                                                                            2010
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                       $66,443
--------------------------------------------------------------------------------
   Total                                                                 $66,443
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at July 31, 2010:


--------------------------------------------------------------------------------
                                                                            2010
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                        $204,923
   Current year dividend payable                                            (432)
--------------------------------------------------------------------------------
   Total                                                                $204,491
================================================================================

                Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11
  19

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A and Class Y shares can reflect different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Management fees are calculated daily at an annual rate equal to 0.40% of the Fund's average daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the six months ended January 31, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.40% of the Fund's average daily net assets.


20     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.65% of the average daily net assets attributable to Class A shares. Expenses waived during the six months ended January 31, 2011 are reflected on the Statement of Operations. This expense limitation is in effect through June 1, 2011. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing the Fund's yield during the period of the limitation. This expense limitation is voluntary and temporary and may be revised or terminated at any time without notice.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,249 in management fees, administrative costs and certain other reimbursements payable to PIM at January 31, 2011.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended January 31, 2011, such out-of-pocket expenses by class of shares were as follows:


--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                 $81,276
 Class Y                                                                   2,967
--------------------------------------------------------------------------------
 Total                                                                   $84,243
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $45,250 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at January 31, 2011.


             Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     21

4. Distribution Plan

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A shares. Pursuant to the Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredit, 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. There are no distribution or service fees charged for Class Y shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,667 in distribution fees payable to PFD at January 31, 2011.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended January 31, 2011, the Fund's expenses were not reduced under such arrangements.


6. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


22     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Treasury Reserves Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


             Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     23
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Lipper, Inc. (Lipper), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Lipper category for the one, five and ten year periods ended June 30, 2010, and in the first quintile of its Lipper category for the three year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Lipper and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the third quintile relative to the management fees paid by other funds in its Lipper peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $1 billion. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted the impact of the Fund's non-management fee expenses on


24     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11
the Fund's expense ratio. The Trustees noted that the Fund was the second smallest fund in its peer group and the impact of fee reimbursements and waivers on the expense ratios of the other funds in the peer group. The Trustees noted that PIM currently was waiving fees and/or reimbursing expenses of the Fund in order to maintain a positive yield.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees considered that PIM has been incurring losses due to fee waivers to address low investment income and to maintain a positive yield for investors.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as


             Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     25
the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


26     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Christopher J. Kelley, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


             Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11     27

                           This page for your notes.

28     Pioneer Treasury Reserves Fund | Semiannual Report | 1/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2011

* Print the name and title of each signing officer under his or her signature.